UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23013

Goldman Sachs ETF Trust

(Exact name of registrant as specified in charter)

200 West Street, New York, New York	10282
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: May 31, 2016

Item 1.	Schedule of Investments.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 87.4%
Brazil – 5.0%
859,848	Ambev SA (Consumer Staples)	$ 4,561,825
187,743	Banco Bradesco SA (Financials)	1,277,507
199,780	Banco do Brasil SA (Financials)	913,486
199,085	Banco Santander Brasil SA (Financials)	960,605
254,284	BB Seguridade Participacoes SA (Financials)	1,924,426
221,630	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (Financials)	979,553
108,594	BRF SA (Consumer Staples)	1,376,871
162,079	CETIP SA - Mercados Organizados (Financials)	1,911,920
118,433	Cia de Saneamento Basico do Estado de Sao Paulo (Utilities)	841,394
360,879	Cia Siderurgica Nacional SA (Materials)*	655,233
111,208	Cielo SA (Information Technology)	980,248
102,441	Cosan SA Industria e Comercio (Energy)	933,687
163,788	Embraer SA (Industrials)	854,862
132,591	Equatorial Energia SA (Utilities)	1,678,553
113,613	Fibria Celulose SA (Materials)	1,053,491
124,854	Hypermarcas SA (Consumer Staples)	987,879
396,405	Lojas Renner SA (Consumer Discretionary)	2,300,073
140,269	Natura Cosmeticos SA (Consumer Staples)	876,973
465,299	Odontoprev SA (Health Care)	1,448,085

Shares	Description	Value
Common Stocks – (continued)
Brazil – (continued)
136,658	Porto Seguro SA (Financials)	$ 1,001,602
207,951	Raia Drogasil SA (Consumer Staples)	3,333,451
273,153	Sul America SA (Financials)	1,135,989
72,743	Tractebel Energia SA (Utilities)	716,525
83,475	Ultrapar Participacoes SA (Energy)	1,581,668

		34,285,906

Chile – 0.8%
12,758	Banco de Chile ADR (Financials)	768,031
400,944	Cencosud SA (Consumer Staples)	1,065,888
133,219	Cia Cervecerias Unidas SA (Consumer Staples)	1,452,741
99,856	Empresas COPEC SA (Energy)	855,791
133,809	SACI Falabella (Consumer Discretionary)	945,097
30,285	Sociedad Quimica y Minera de Chile SA ADR (Materials)	665,059

		5,752,607

China – 24.0%
192,847	AAC Technologies Holdings, Inc. (Information Technology)	1,561,514
7,680,875	Agricultural Bank of China Ltd., Class H (Financials)	2,808,093
140,912	Alibaba Group Holding Ltd. ADR (Information Technology)*	11,554,784
403,287	ANTA Sports Products Ltd. (Consumer Discretionary)	877,371
40,870	Baidu, Inc. ADR (Information Technology)*	7,296,930

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
14,882,332	Bank of China Ltd., Class H (Financials)	$ 6,053,973
2,718,179	Bank of Communications Co. Ltd., Class H (Financials)*	1,683,083
158,254	Beijing Enterprises Holdings Ltd. (Industrials)	823,035
2,900,931	Belle International Holdings Ltd. (Consumer Discretionary)	1,702,882
2,162,015	China Cinda Asset Management Co. Ltd., Class H (Financials)	706,927
3,025,580	China CITIC Bank Corp Ltd., Class H (Financials)	1,776,053
2,135,634	China Communications Services Corp. Ltd., Class H (Telecommunication Services)	1,003,464
15,505,713	China Construction Bank Corp., Class H (Financials)	10,000,273
2,355,057	China Everbright Bank Co. Ltd., Class H (Financials)*	1,012,582
3,144,984	China Huishan Dairy Holdings Co. Ltd. (Consumer Staples)	1,238,860
897,438	China Life Insurance Co. Ltd., Class H (Financials)	2,007,875
836,373	China Mengniu Dairy Co. Ltd. (Consumer Staples)	1,384,597
956,345	China Merchants Bank Co. Ltd., Class H (Financials)	1,962,390
248,212	China Merchants Holdings International Co. Ltd. (Industrials)	709,346
1,978,763	China Minsheng Banking Corp. Ltd., Class H (Financials)	1,864,607
1,211,243	China Mobile Ltd. (Telecommunication Services)	13,814,889

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
844,414	China Overseas Land & Investment Ltd. (Financials)	$ 2,538,193
246,907	China Pacific Insurance Group Co. Ltd., Class H (Financials)*	843,879
4,120,706	China Petroleum & Chemical Corp., Class H (Energy)	2,811,447
1,094,404	China Railway Group Ltd., Class H (Industrials)	841,075
486,941	China Resources Beer Holdings Co. Ltd. (Consumer Staples)	1,055,603
371,534	China Resources Land Ltd. (Financials)	888,642
507,330	China Resources Power Holdings Co. Ltd. (Utilities)	796,770
507,892	China Shenhua Energy Co. Ltd., Class H (Energy)	806,806
5,242,544	China Telecom Corp. Ltd., Class H (Telecommunication Services)	2,443,054
1,910,587	China Unicom Hong Kong Ltd. (Telecommunication Services)	2,063,532
338,912	China Vanke Co. Ltd., Class H (Financials)	807,998
1,939,786	Chongqing Rural Commercial Bank Co. Ltd., Class H (Financials)	993,846
755,744	CITIC Ltd. (Industrials)	1,097,403
1,877,515	CNOOC Ltd. (Energy)	2,242,920
2,156,760	Country Garden Holdings Co. Ltd. (Financials)	863,465
1,533,879	CSPC Pharmaceutical Group Ltd. (Health Care)*	1,397,998
20,910	Ctrip.com International Ltd. ADR (Consumer Discretionary)*	956,842

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
1,332,698	Dongfeng Motor Group Co. Ltd., Class H (Consumer Discretionary)	$ 1,485,703
4,085,898	Evergrande Real Estate Group Ltd. (Financials)	2,735,100
944,672	Far East Horizon Ltd. (Financials)	716,273
3,396,839	Geely Automobile Holdings Ltd. (Consumer Discretionary)	1,797,212
5,788,377	GOME Electrical Appliances Holding Ltd. (Consumer Discretionary)	692,982
621,330	Guangdong Investment Ltd. (Utilities)	876,628
850,757	Guangzhou Automobile Group Co. Ltd., Class H (Consumer Discretionary)	973,620
721,773	Guangzhou R&F Properties Co. Ltd., Class H (Financials)	958,877
169,893	Hengan International Group Co. Ltd. (Consumer Staples)	1,533,119
13,915,383	Industrial & Commercial Bank of China Ltd., Class H (Financials)	7,380,313
33,801	JD.com, Inc. ADR (Consumer Discretionary)*	831,843
639,930	Jiangsu Expressway Co. Ltd., Class H (Industrials)	876,509
1,155,106	Kunlun Energy Co. Ltd. (Energy)	945,717
662,893	Longfor Properties Co. Ltd. (Financials)	896,015
1,166,991	Luye Pharma Group Ltd. (Health Care)*	721,093
15,529	NetEase, Inc. ADR (Information Technology)	2,761,677

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
50,637	New Oriental Education & Technology Group, Inc. ADR (Consumer Discretionary)	$ 2,139,413
2,237,883	People’s Insurance Co Group of China Ltd. (The), Class H (Financials)	895,942
3,166,824	PetroChina Co. Ltd., Class H (Energy)	2,176,946
1,023,550	PICC Property & Casualty Co. Ltd., Class H (Financials)	1,868,391
964,075	Ping An Insurance Group Co. of China Ltd., Class H (Financials)	4,306,483
28,666	Qihoo 360 Technology Co. Ltd. ADR (Information Technology)*	2,129,884
172,422	Shenzhou International Group Holdings Ltd. (Consumer Discretionary)	867,864
1,389,592	Sinopec Shanghai Petrochemical Co. Ltd., Class H (Materials)*	679,756
374,655	Sinopharm Group Co. Ltd., Class H (Health Care)	1,736,267
24,799	TAL Education Group ADR (Consumer Discretionary)*	1,324,763
905,555	Tencent Holdings Ltd. (Information Technology)	20,202,066
1,037,798	Tingyi Cayman Islands Holding Corp. (Consumer Staples)	943,192
300,195	Tsingtao Brewery Co. Ltd., Class H (Consumer Staples)	1,080,109
62,758	Vipshop Holdings Ltd. ADR (Consumer Discretionary)*	732,386
2,187,776	Want Want China Holdings Ltd. (Consumer Staples)	1,548,988

		164,108,132

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Colombia – 0.3%
207,095	Cementos Argos SA (Materials)	$ 780,007
81,558	Grupo de Inversiones Suramericana SA (Financials)	981,716

		1,761,723

Czech Republic – 0.2%
21,484	Komercni banka AS (Financials)	845,221
72,607	O2 Czech Republic AS (Telecommunication Services)	702,907

		1,548,128

Egypt – 0.4%
783,771	Commercial International Bank Egypt SAE GDR (Financials)	2,896,034

Greece – 0.2%
160,961	Hellenic Telecommunications Organization SA (Telecommunication Services)	1,632,419

Hong Kong – 0.8%
885,894	Haier Electronics Group Co. Ltd. (Consumer Discretionary)	1,432,365
4,144,987	Sino Biopharmaceutical Ltd. (Health Care)	2,812,006
1,857,666	Sun Art Retail Group Ltd. (Consumer Staples)	1,169,389

		5,413,760

Hungary – 0.5%
20,218	MOL Hungarian Oil & Gas PLC (Energy)	1,112,501

Shares	Description	Value
Common Stocks – (continued)
Hungary – (continued)
37,706	OTP Bank PLC (Financials)	$ 911,699
57,902	Richter Gedeon Nyrt (Health Care)	1,161,375

		3,185,575

Indonesia – 2.5%
22,069,531	Adaro Energy Tbk PT (Energy)	1,147,099
2,309,531	Astra International Tbk PT (Consumer Discretionary)	1,115,879
1,738,044	Bank Central Asia Tbk PT (Financials)	1,654,068
1,584,866	Bank Mandiri Persero Tbk PT (Financials)	1,047,102
1,161,379	Bank Rakyat Indonesia Persero Tbk PT (Financials)	879,962
309,322	Gudang Garam Tbk PT (Consumer Staples)	1,566,990
129,617	Hanjaya Mandala Sampoerna Tbk PT (Consumer Staples)	901,436
9,885,448	Kalbe Farma Tbk PT (Health Care)*	1,034,860
884,798	Matahari Department Store Tbk PT (Consumer Discretionary)	1,229,066
3,861,154	Surya Citra Media Tbk PT (Consumer Discretionary)	946,915
8,066,420	Telekomunikasi Indonesia Persero Tbk PT (Telecommunication Services)	2,184,902
688,416	Unilever Indonesia Tbk PT (Consumer Staples)	2,172,088
6,123,608	Waskita Karya Persero TBK PT (Industrials)	1,125,202

		17,005,569

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Malaysia – 2.6%
1,426,729	Astro Malaysia Holdings Bhd (Consumer Discretionary)	$ 953,687
132,902	British American Tobacco Malaysia Bhd (Consumer Staples)	1,611,304
1,858,819	DiGi.Com Bhd (Telecommunication Services)	2,016,835
787,363	Genting Bhd (Consumer Discretionary)	1,594,176
450,734	Hap Seng Consolidated Bhd (Industrials)	849,288
772,938	IHH Healthcare Bhd (Health Care)	1,209,295
1,227,800	IOI Properties Group Bhd (Financials)	722,585
180,800	Kuala Lumpur Kepong Bhd (Consumer Staples)	1,008,872
519,938	Malayan Banking Bhd (Financials)	1,027,535
545,513	Maxis Bhd (Telecommunication Services)	726,646
371,091	MISC Bhd (Industrials)	693,830
521,532	Petronas Chemicals Group Bhd (Materials)	831,117
147,712	Petronas Dagangan Bhd (Energy)	838,549
261,988	Public Bank Bhd (Financials)	1,213,178
741,684	Westports Holdings Bhd (Industrials)	779,585
2,376,098	YTL Corp Bhd (Utilities)	938,009
2,594,917	YTL Power International Bhd (Utilities)	911,269

		17,925,760

Mexico – 4.5%
606,457	Alfa SAB de CV, Class A (Industrials)	1,066,391

Shares	Description	Value
Common Stocks – (continued)
Mexico – (continued)
4,620,023	America Movil SAB de CV, Series L (Telecommunication Services)	$ 2,834,301
229,140	Arca Continental SAB de CV (Consumer Staples)	1,527,380
1,505,495	Cemex SAB de CV, Series CPO (Materials)*	959,589
111,250	Coca-Cola Femsa SAB de CV, Series L (Consumer Staples)	894,200
70,294	El Puerto de Liverpool SAB de CV, Series C1 (Consumer Discretionary)	757,976
334,422	Fibra Uno Administracion SA de CV REIT (Financials)	726,153
290,865	Fomento Economico Mexicano SAB de CV (Consumer Staples)	2,635,355
592,474	Gentera SAB de CV (Financials)	1,082,046
156,107	Gruma SAB de CV, Class B (Consumer Staples)	2,250,610
138,811	Grupo Aeroportuario del Pacifico SAB de CV, Class B (Industrials)	1,407,408
76,641	Grupo Aeroportuario del Sureste SAB de CV, Class B (Industrials)*	1,212,053
990,552	Grupo Bimbo SAB de CV, Series A (Consumer Staples)	2,928,625
177,215	Grupo Carso SAB de CV, Series A1 (Industrials)	752,072
310,449	Grupo Comercial Chedraui SA de CV (Consumer Staples)	777,677
281,781	Grupo Financiero Banorte SAB de CV, Class O (Financials)	1,477,719

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Mexico – (continued)
415,268	Grupo Lala SAB de CV (Consumer Staples)	$ 1,001,211
765,881	Grupo Mexico SAB de CV, Series B (Materials)	1,701,712
128,554	Grupo Televisa SAB, Series CPO (Consumer Discretionary)	687,925
448,806	Kimberly-Clark de Mexico SAB de CV, Class A (Consumer Staples)	1,069,146
75,043	Promotora y Operadora de Infraestructura SAB de CV (Industrials)	899,220
994,706	Wal-Mart de Mexico SAB de CV (Consumer Staples)	2,315,539

		30,964,308

Netherlands – 0.4%
492,384	Steinhoff International Holdings NV (Consumer Discretionary)	2,887,371

Peru – 0.2%
9,976	Credicorp Ltd. (Financials)	1,398,635

Philippines – 1.3%
681,600	Aboitiz Equity Ventures, Inc. (Industrials)	1,151,425
32,669	Globe Telecom, Inc. (Telecommunication Services)	1,683,573
27,050	GT Capital Holdings, Inc. (Financials)	806,902
563,818	JG Summit Holdings, Inc. (Industrials)	995,860
243,268	Jollibee Foods Corp. (Consumer Discretionary)	1,224,533
7,357,100	Metro Pacific Investments Corp. (Financials)	948,643
1,985,371	SM Prime Holdings, Inc. (Financials)	1,018,901

Shares	Description	Value
Common Stocks – (continued)
Philippines – (continued)
288,135	Universal Robina Corp. (Consumer Staples)	$ 1,201,461

		9,031,298

Poland – 1.0%
41,180	CCC SA (Consumer Discretionary)	1,780,153
106,289	Grupa Lotos SA (Energy)*	834,326
814	LPP SA (Consumer Discretionary)	1,114,461
100,556	Polski Koncern Naftowy ORLEN SA (Energy)	1,763,742
577,094	Polskie Gornictwo Naftowe i Gazownictwo SA (Energy)	774,014
108,008	Powszechny Zaklad Ubezpieczen SA (Financials)	854,940

		7,121,636

Qatar – 0.5%
90,615	Commercial Bank QSC (The) (Financials)	915,919
58,001	Ooredoo QSC (Telecommunication Services)	1,306,347
29,500	Qatar National Bank SAQ (Financials)	1,081,714

		3,303,980

Russia – 4.3%
1,207,123	Gazprom PAO ADR (Energy)	5,277,542
97,512	Lukoil PJSC (Energy)	3,792,677
22,498	Magnit PJSC GDR (Consumer Staples)	796,429
10,865	MMC Norilsk Nickel PJSC (Materials)	1,478,237
212,799	Mobile TeleSystems PJSC ADR (Telecommunication Services)	1,864,119

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Russia – (continued)
851,062	Moscow Exchange MICEX-RTS PJSC (Financials)	$ 1,409,072
9,641	NovaTek OAO GDR (Energy)	967,956
529,133	Rosneft OAO GDR (Energy)	2,559,946
833,460	Rostelecom PJSC (Telecommunication Services)	1,229,827
368,974	Sberbank of Russia PJSC ADR (Financials)	3,151,038
180,530	Severstal PAO GDR (Materials)	1,886,538
242,678	Surgutneftegas OAO ADR (Energy)	1,451,214
87,509	Tatneft PAO ADR (Energy)	2,423,124
390,178	VTB Bank PJSC GDR (Financials)	793,232

		29,080,951

South Africa – 7.1%
47,674	AngloGold Ashanti Ltd. (Materials)*	636,846
101,341	Barclays Africa Group Ltd. (Financials)	940,407
98,388	Bid Corp. Ltd. (Consumer Staples)*	1,892,943
93,811	Bidvest Group Ltd. (The) (Industrials)	747,899
211,731	Brait SE (Financials)*	2,147,465
196,594	Coronation Fund Managers Ltd. (Financials)	848,474
122,124	Discovery Ltd. (Financials)	933,401
311,239	Exxaro Resources Ltd. (Energy)	1,237,990
617,592	FirstRand Ltd. (Financials)	1,668,849
84,288	Foschini Group Ltd (The) (Consumer Discretionary)	750,275
213,605	Gold Fields Ltd. (Materials)	741,805
669,002	Growthpoint Properties Ltd. REIT (Financials)	999,590

Shares	Description	Value
Common Stocks – (continued)
South Africa – (continued)
149,698	Hyprop Investments Ltd. REIT (Financials)	$ 1,122,545
85,929	Imperial Holdings Ltd. (Consumer Discretionary)	764,882
119,064	Liberty Holdings Ltd. (Financials)	901,231
137,385	Massmart Holdings Ltd. (Consumer Staples)	1,044,451
51,269	Mondi Ltd. (Materials)	992,652
118,651	Mr Price Group Ltd. (Consumer Discretionary)	1,391,856
171,019	MTN Group Ltd. (Telecommunication Services)	1,332,008
47,847	Naspers Ltd., Class N (Consumer Discretionary)	7,032,152
512,212	Netcare Ltd. (Health Care)	1,063,960
427,168	Pick n Pay Stores Ltd. (Consumer Staples)	1,941,920
81,427	Pioneer Foods Group Ltd. (Consumer Staples)	845,851
1,228,376	Redefine Properties Ltd. REIT (Financials)	855,208
207,052	Resilient REIT Ltd. REIT (Financials)	1,712,839
183,841	Sanlam Ltd. (Financials)	727,392
313,881	Sappi Ltd. (Materials)*	1,471,417
48,984	Sasol Ltd. (Energy)	1,485,591
107,491	Shoprite Holdings Ltd. (Consumer Staples)	1,127,056
227,966	Sibanye Gold Ltd. (Materials)	652,242
71,984	SPAR Group Ltd (The) (Consumer Staples)	926,025
230,348	Standard Bank Group Ltd. (Financials)	1,816,217
324,558	Telkom SA SOC Ltd. (Telecommunication Services)	1,196,251
35,171	Tiger Brands Ltd. (Consumer Staples)	777,081

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Africa – (continued)
131,009	Truworths International Ltd. (Consumer Discretionary)	$ 783,155
189,096	Vodacom Group Ltd. (Telecommunication Services)	1,976,563
248,707	Woolworths Holdings Ltd. (Consumer Discretionary)	1,315,642

		48,802,131

South Korea – 15.3%
10,507	Amorepacific Corp. (Consumer Staples)	3,680,712
16,625	AMOREPACIFIC Group (Consumer Staples)	2,329,565
12,279	BGF Retail Co. Ltd. (Consumer Staples)	2,261,487
106,632	BNK Financial Group, Inc. (Financials)	782,875
12,512	Celltrion, Inc. (Health Care)*	1,040,392
4,721	CJ CheilJedang Corp (Consumer Staples)	1,515,172
24,757	Coway Co. Ltd. (Consumer Discretionary)	2,139,596
131,470	DGB Financial Group, Inc. (Financials)	1,022,593
27,528	Dongbu Insurance Co. Ltd. (Financials)	1,683,832
6,887	E-MART, Inc. (Consumer Staples)	1,051,715
29,867	GS Holdings Corp. (Energy)	1,313,166
18,737	GS Retail Co. Ltd. (Consumer Staples)	831,673
60,233	Hana Financial Group, Inc. (Financials)	1,306,447
28,157	Hankook Tire Co. Ltd. (Consumer Discretionary)	1,209,631
3,571	Hanmi Pharm Co. Ltd. (Health Care)	1,896,663
6,015	Hanmi Science Co. Ltd. (Health Care)	777,236

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
10,972	Hanssem Co. Ltd. (Consumer Discretionary)	$ 1,698,552
46,606	Hanwha Chemical Corp. (Materials)	932,667
27,571	Hanwha Corp. (Industrials)	890,656
154,024	Hanwha Life Insurance Co. Ltd. (Financials)	825,821
18,311	Hotel Shilla Co. Ltd. (Consumer Discretionary)	1,012,498
7,713	Hyosung Corp. (Materials)	760,428
23,307	Hyundai Development Co.-Engineering & Construction (Industrials)	876,115
32,717	Hyundai Engineering & Construction Co. Ltd. (Industrials)	938,850
49,965	Hyundai Marine & Fire Insurance Co. Ltd. (Financials)	1,324,798
8,474	Hyundai Mobis Co. Ltd. (Consumer Discretionary)	1,813,115
9,307	Hyundai Motor Co. (Consumer Discretionary)	1,089,383
20,226	Hyundai Steel Co. (Materials)	829,880
28,743	Kangwon Land, Inc. (Consumer Discretionary)	1,026,191
69,599	KB Financial Group, Inc. (Financials)	1,991,379
30,654	Kia Motors Corp. (Consumer Discretionary)	1,199,873
44,105	Korea Electric Power Corp. (Utilities)	2,327,743
46,395	Korea Gas Corp. (Utilities)	1,547,409
2,758	Korea Zinc Co. Ltd. (Materials)	1,086,492
71,259	KT Corp. (Telecommunication Services)	1,919,293
17,238	KT&G Corp. (Consumer Staples)	1,844,139

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
4,234	LG Chem Ltd. (Materials)	$ 962,757
20,589	LG Corp. (Industrials)	1,138,459
32,207	LG Electronics, Inc. (Consumer Discretionary)	1,516,037
3,874	LG Household & Health Care Ltd. (Consumer Staples)	3,432,576
256,734	LG Uplus Corp. (Telecommunication Services)	2,488,066
5,429	Lotte Chemical Corp. (Materials)	1,293,704
4,630	Lotte Confectionery Co. Ltd. (Consumer Staples)	843,019
6,082	NAVER Corp (Information Technology)	3,674,308
4,561	NCSoft Corp. (Information Technology)	920,390
1,292	Orion Corp. (Consumer Staples)	1,051,552
11,819	POSCO (Materials)	2,062,722
35,318	Posco Daewoo Corp. (Industrials)	699,366
21,739	S-1 Corp. (Industrials)	1,824,048
18,331	Samsung Electronics Co. Ltd. (Information Technology)	19,872,170
3,585	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	836,239
12,614	Samsung Life Insurance Co. Ltd. (Financials)	1,100,735
49,798	Shinhan Financial Group Co. Ltd. (Financials)	1,652,551
4,800	SK Holdings Co. Ltd. (Industrials)	922,302
98,601	SK Hynix, Inc. (Information Technology)	2,374,432
9,165	SK Innovation Co. Ltd. (Energy)	1,257,323

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
10,172	SK Telecom Co. Ltd. (Telecommunication Services)	$ 1,894,768
10,658	S-Oil Corp. (Energy)	768,184
139,990	Woori Bank (Financials)	1,168,737

		104,532,482

Taiwan – 11.1%
614,159	Advanced Semiconductor Engineering, Inc. (Information Technology)	694,901
190,975	Advantech Co. Ltd. (Information Technology)	1,411,268
1,074,759	Asia Cement Corp. (Materials)	818,943
99,289	Asustek Computer, Inc. (Information Technology)	852,462
2,896,994	AU Optronics Corp. (Information Technology)	804,807
1,372,646	Cathay Financial Holding Co. Ltd. (Financials)	1,586,777
1,572,414	Chang Hwa Commercial Bank Ltd. (Financials)	797,959
407,959	Cheng Shin Rubber Industry Co. Ltd. (Consumer Discretionary)	838,122
2,408,776	China Airlines Ltd. (Industrials)*	764,456
2,912,394	China Development Financial Holding Corp. (Financials)	734,070
1,232,408	China Life Insurance Co. Ltd./Taiwan (Financials)	940,957
2,102,760	China Steel Corp. (Materials)	1,305,662
740,853	Chunghwa Telecom Co. Ltd. (Telecommunication Services)	2,498,852
2,638,696	CTBC Financial Holding Co. Ltd. (Financials)	1,383,571

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
1,413,449	E.Sun Financial Holding Co. Ltd. (Financials)	$ 790,968
427,139	Far EasTone Telecommunications Co. Ltd. (Telecommunication Services)	983,615
365,931	Feng TAY Enterprise Co. Ltd. (Consumer Discretionary)	1,531,609
1,852,921	First Financial Holding Co. Ltd. (Financials)	937,469
438,212	Formosa Chemicals & Fibre Corp. (Materials)	1,104,516
405,424	Formosa Petrochemical Corp. (Energy)	1,106,408
511,166	Formosa Plastics Corp. (Materials)	1,238,240
870,709	Formosa Taffeta Co. Ltd. (Consumer Discretionary)	832,997
1,519,600	Fubon Financial Holding Co. Ltd. (Financials)	1,793,932
2,159,375	Hon Hai Precision Industry Co. Ltd. (Information Technology)	5,303,670
1,507,857	Hua Nan Financial Holdings Co. Ltd. (Financials)	751,328
15,081	Largan Precision Co. Ltd. (Information Technology)	1,257,810
109,291	MediaTek, Inc. (Information Technology)	737,264
1,444,601	Mega Financial Holding Co. Ltd. (Financials)	1,058,673
112,813	Nien Made Enterprise Co. Ltd. (Consumer Discretionary)*	1,034,299
756,187	Pou Chen Corp. (Consumer Discretionary)	1,014,433
392,682	Powertech Technology, Inc. (Information Technology)	846,471
480,200	President Chain Store Corp. (Consumer Staples)	3,644,293

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
1,815,136	Ruentex Development Co. Ltd. (Financials)	$ 2,101,077
4,467,728	Shin Kong Financial Holding Co. Ltd. (Financials)	931,561
2,773,052	SinoPac Financial Holdings Co Ltd. (Financials)	814,591
646,424	Standard Foods Corp. (Consumer Staples)	1,540,119
89,516	TaiMed Biologics, Inc. (Health Care)*	712,285
4,644,174	Taiwan Business Bank (Financials)*	1,176,263
1,696,878	Taiwan Cooperative Financial Holding Co. Ltd. (Financials)	744,051
297,235	Taiwan Mobile Co. Ltd. (Telecommunication Services)	1,016,227
4,438,442	Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	21,299,078
1,506,950	Uni-President Enterprises Corp. (Consumer Staples)	2,869,501
1,440,917	Wistron Corp. (Information Technology)	925,633
632,165	WPG Holdings Ltd. (Information Technology)	694,921

		76,226,109

Thailand – 2.4%
423,716	Advanced Info Service PCL NVDR (Telecommunication Services)	1,956,981
99,432	Airports of Thailand PCL NVDR (Industrials)	1,102,172
1,757,600	Bangkok Dusit Medical Services PCL NVDR (Health Care)	1,185,673
1,494,392	BEC World PCL NVDR (Consumer Discretionary)	1,033,212

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Thailand – (continued)
3,144,366	BTS Group Holdings PCL NVDR (Industrials)	$ 800,944
160,297	Bumrungrad Hospital PCL NVDR (Health Care)	883,933
635,000	Central Pattana PCL NVDR (Financials)	1,026,487
628,977	CP ALL PCL NVDR (Consumer Staples)	875,902
213,200	Electricity Generating PCL NVDR (Utilities)	1,112,996
340,020	Glow Energy PCL NVDR (Utilities)	818,523
3,449,200	Home Product Center PCL NVDR (Consumer Discretionary)	854,455
4,824,189	IRPC PCL NVDR (Energy)	672,483
604,400	Minor International PCL NVDR (Consumer Discretionary)	664,036
148,757	PTT PCL NVDR (Energy)	1,253,348
212,079	Siam Commercial Bank PCL (The) NVDR (Financials)	795,482
409,700	Thai Oil PCL NVDR (Energy)	728,228
1,536,390	Thai Union Group PCL NVDR (Consumer Staples)	950,433

		16,715,288

Turkey – 1.5%
130,449	Arcelik As (Consumer Discretionary)	866,670
125,071	BIM Birlesik Magazalar AS (Consumer Staples)	2,453,411
332,552	Haci Omer Sabanci Holding AS (Financials)	1,035,405
185,640	KOC Holding AS (Industrials)	824,535
718,824	Petkim Petrokimya Holding As (Materials)*	1,035,015

Shares	Description	Value
Common Stocks – (continued)
Turkey – (continued)
85,379	Tofas Turk Otomobil Fabrikasi As (Consumer Discretionary)	$ 640,418
38,994	Tupras Turkiye Petrol Rafinerileri AS (Energy)	879,847
430,426	Turk Telekomunikasyon AS (Telecommunication Services)	879,328
326,041	Turkiye Garanti Bankasi AS (Financials)	835,082
499,421	Turkiye Is Bankasi, Class C (Financials)	763,095

		10,212,806

United Arab Emirates – 0.5%
1,160,409	Aldar Properties PJSC (Financials)	830,917
582,307	Dubai Islamic Bank PJSC (Financials)	808,562
305,160	Emirates Telecommunications Group Co. PJSC (Telecommunication Services)	1,470,590

		3,110,069

TOTAL COMMON STOCKS
(Cost $580,622,720)		$598,902,677

Exchange - Traded Funds – 8.9%
United States – 8.9%
614,810	iShares India 50 ETF	$ 17,147,051
1,177,724	iShares MSCI India ETF	32,540,514
579,572	PowerShares India Portfolio	11,110,395

TOTAL EXCHANGE - TRADED FUNDS
(Cost $55,003,499)		$ 60,797,960

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Preferred Stocks – 3.3%
Brazil – 1.9%
441,368	Banco Bradesco SA (Financials)	$ 2,793,779
195,029	Braskem SA, Class A (Materials)	1,137,038
326,247	Centrais Eletricas Brasileiras SA, Class B (Utilities)*	1,132,173
100,749	Cia Brasileira de Distribuicao (Consumer Staples)	1,131,398
716,495	Gerdau SA (Materials)	1,107,961
517,373	Itau Unibanco Holding SA (Financials)	4,172,595
457,101	Itausa - Investimentos Itau SA (Financials)	906,080
57,191	Telefonica Brasil SA (Telecommunication Services)	665,111

		13,046,135

Chile – 0.1%
320,357	Embotelladora Andina SA, Class B (Consumer Staples)	1,012,771

Russia – 0.1%
317	AK Transneft OAO (Energy)	815,573

South Korea – 1.2%
17,107	Amorepacific Corp. (Consumer Staples)	3,588,480
3,251	LG Household & Health Care Ltd. (Consumer Staples)	1,650,323
3,310	Samsung Electronics Co. Ltd. (Information Technology)	2,949,505

		8,188,308

TOTAL PREFERRED STOCKS
(Cost $21,072,421)		$ 23,062,787

Units	Description	Expiration Month	Value
Right – 0.0%
United Arab Emirates – 0.0%
115,075	Dubai Islamic Bank PJSC (Financials)*
(Cost $0)		07/16	$ 58,276

TOTAL INVESTMENTS – 99.6%
(Cost $656,698,640)			$682,821,700

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%			2,448,402

NET ASSETS – 100.0%			$685,270,102

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non Income Producing

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depository Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$656,698,640

Gross unrealized gain	44,828,499
Gross unrealized loss	(18,705,439)

Net unrealized gain	$26,123,060

Additional information regarding the Fund is available in the Fund’s most recent Prospectus. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 99.2%
Australia – 0.0%
624	BHP Billiton PLC (Materials)	$ 7,475

Austria – 0.4%
312	ANDRITZ AG (Industrials)	15,899
624	Erste Group Bank AG (Financials)*	16,707
7,039	Raiffeisen Bank International AG (Financials)*	94,230

		126,836

Belgium – 2.0%
1,604	Ageas (Financials)	64,917
2,236	Anheuser-Busch InBev SA/NV (Consumer Staples)	283,398
1,248	Colruyt SA (Consumer Staples)	74,191
832	Delhaize Group (Consumer Staples)	87,278
501	Groupe Bruxelles Lambert SA (Financials)	42,617
199	KBC Groep NV (Financials)*	11,788
598	Proximus SADP (Telecommunication Services)	19,439
78	Solvay SA (Materials)	7,919
1,190	Telenet Group Holding NV (Consumer Discretionary)*	56,687
511	UCB SA (Health Care)	36,948
234	Umicore SA (Materials)	11,801

		696,983

Denmark – 3.7%
1,196	Carlsberg A/S, Class B (Consumer Staples)	115,452
910	Chr Hansen Holding A/S (Materials)	57,704
962	Coloplast A/S, Class B (Health Care)	72,851
1,877	Danske Bank A/S (Financials)	54,188
1,248	DSV A/S (Industrials)	56,949

Shares	Description	Value
Common Stocks – (continued)
Denmark – (continued)
325	Genmab A/S (Health Care)*	$ 58,757
1,924	ISS A/S (Industrials)	77,602
8,378	Novo Nordisk A/S, Class B (Health Care)	466,186
234	Novozymes A/S, Class B (Materials)	11,137
832	Pandora A/S (Consumer Discretionary)	123,709
14,045	TDC A/S (Telecommunication Services)	70,333
936	Tryg A/S (Financials)	18,463
868	Vestas Wind Systems A/S (Industrials)	62,225
1,769	William Demant Holding A/S (Health Care)*	37,330

		1,282,886

Finland – 1.3%
1,664	Elisa OYJ (Telecommunication Services)	63,428
494	Fortum OYJ (Utilities)	7,413
654	Kone OYJ, Class B (Industrials)	30,928
1,615	Neste OYJ (Energy)	54,459
3,659	Nokia OYJ (Information Technology)*	20,937
546	Nokian Renkaat OYJ (Consumer Discretionary)	19,287
1,534	Orion OYJ, Class B (Health Care)	55,074
1,301	Sampo OYJ, Class A (Financials)	58,035
5,850	UPM-Kymmene OYJ (Materials)	112,601
514	Wartsila OYJ Abp (Industrials)	21,315

		443,477

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
France – 17.0%
2,678	Accor SA (Consumer Discretionary)	$ 116,583
208	Aeroports de Paris (Industrials)	24,788
676	Air Liquide SA (Materials)	72,644
924	Airbus Group SE (Industrials)	57,624
714	Alstom SA (Industrials)*	17,940
208	Arkema SA (Materials)	17,075
3,552	Atos SE (Information Technology)	328,441
7,231	AXA SA (Financials)	181,767
4,060	BNP Paribas SA (Financials)*	224,928
3,224	Bollore SA (Industrials)	11,661
296	Bouygues SA (Industrials)	9,622
1,763	Bureau Veritas SA (Industrials)	37,919
1,287	Capgemini SA (Information Technology)	122,787
3,627	Carrefour SA (Consumer Staples)	98,319
1,291	Casino Guichard Perrachon SA (Consumer Staples)	76,847
1,144	Christian Dior SE (Consumer Discretionary)	186,640
884	Cie de Saint-Gobain (Industrials)	39,483
676	Cie Generale des Etablissements Michelin (Consumer Discretionary)	68,739
3,900	CNP Assurances (Financials)	66,211
7,931	Credit Agricole SA (Financials)	79,683
3,354	Danone SA (Consumer Staples)	235,531
1,092	Dassault Systemes (Information Technology)	86,993
1,858	Eiffage SA (Industrials)	137,136
1,742	Engie SA (Utilities)	26,849

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
988	Essilor International SA (Health Care)	$ 129,072
2,429	Eurazeo SA (Financials)	158,216
1,222	Eutelsat Communications SA (Consumer Discretionary)	24,378
234	Fonciere Des Regions REIT (Financials)	20,923
308	Gecina SA REIT (Financials)	43,529
557	Hermes International (Consumer Discretionary)	201,495
260	ICADE REIT (Financials)	18,788
58	Iliad SA (Telecommunication Services)	12,717
338	Imerys SA (Materials)	23,845
234	Ingenico Group SA (Information Technology)	28,525
520	JCDecaux SA (Consumer Discretionary)	21,474
875	Klepierre REIT (Financials)	40,045
1,248	Lagardere SCA (Consumer Discretionary)	29,558
1,222	Legrand SA (Industrials)	67,251
1,308	L’Oreal SA (Consumer Staples)	245,941
1,014	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	162,609
4,966	Orange SA (Telecommunication Services)	86,326
679	Pernod Ricard SA (Consumer Staples)	74,010
8,822	Peugeot SA (Consumer Discretionary)*	138,919
1,023	Publicis Groupe SA (Consumer Discretionary)	74,094
295	Remy Cointreau SA (Consumer Staples)	24,512
1,397	Renault SA (Consumer Discretionary)	131,166
10,317	Rexel SA (Industrials)	157,867

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
286	Safran SA (Industrials)	$ 20,058
4,758	Sanofi (Health Care)	390,325
1,811	Schneider Electric SE (Industrials)	117,155
2,184	SCOR SE (Financials)	73,062
505	Societe BIC SA (Industrials)	67,435
2,964	Societe Generale SA (Financials)	122,055
370	Sodexo SA (Consumer Discretionary)	38,937
2,118	Suez (Utilities)	35,616
832	Thales SA (Industrials)	72,116
6,497	TOTAL SA (Energy)	315,892
364	Unibail-Rodamco SE REIT (Financials)	98,023
2,990	Veolia Environnement SA (Utilities)	67,171
2,314	Vinci SA (Industrials)	174,116
1,852	Vivendi SA (Consumer Discretionary)	36,761
199	Wendel SA (Financials)	22,984

		5,893,176

Germany – 11.9%
2,078	adidas AG (Consumer Discretionary)	266,380
1,638	Allianz SE (Financials)	267,508
468	Axel Springer SE (Consumer Discretionary)	26,634
2,444	BASF SE (Materials)	188,904
3,198	Bayer AG (Health Care)	304,858
234	Bayerische Motoren Werke AG (Consumer Discretionary)	19,769
1,586	Beiersdorf AG (Consumer Staples)	144,216
442	Brenntag AG (Industrials)	23,673
182	Continental AG (Consumer Discretionary)	39,063
1,948	Covestro AG (Materials)(a)	82,646

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
1,170	Daimler AG (Consumer Discretionary)	$ 79,961
390	Deutsche Bank AG (Financials)*	6,970
924	Deutsche Boerse AG (Financials)	81,006
7,176	Deutsche Lufthansa AG (Industrials)	100,617
7,401	Deutsche Post AG (Industrials)	215,990
11,177	Deutsche Telekom AG (Telecommunication Services)	197,467
1,716	Deutsche Wohnen AG (Financials)	55,142
20,088	E.ON SE (Utilities)*	197,577
572	Evonik Industries AG (Materials)	16,875
501	Fraport AG Frankfurt Airport Services Worldwide (Industrials)	28,696
774	Fresenius Medical Care AG & Co KGaA (Health Care)	67,209
1,508	Fresenius SE & Co KGaA (Health Care)	113,872
338	GEA Group AG (Industrials)	15,678
598	Hannover Rueck SE (Financials)	67,471
444	HeidelbergCement AG (Materials)	38,005
364	Henkel AG & Co KGaA (Consumer Staples)	38,192
365	HOCHTIEF AG (Industrials)	46,200
2,574	HUGO BOSS AG (Consumer Discretionary)	158,262
3,016	Infineon Technologies AG (Information Technology)	45,260
962	LANXESS AG (Materials)	45,987
189	Linde AG (Materials)	28,299
390	MAN SE (Industrials)*	41,354
910	Merck KGaA (Health Care)	91,124

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
546	METRO AG (Consumer Staples)	$ 17,949
634	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	119,174
754	OSRAM Licht AG (Industrials)	40,148
1,222	ProSiebenSat.1 Media SE (Consumer Discretionary)*	61,469
4,018	SAP SE (Information Technology)	326,353
1,924	Siemens AG (Industrials)	207,314
624	Symrise AG (Materials)	39,172
5,122	Telefonica Deutschland Holding AG (Telecommunication Services)	22,916
1,066	United Internet AG (Information Technology)	50,305
837	Vonovia SE (Financials)	28,704
3,137	Zalando SE (Consumer Discretionary)*(a)	92,004

		4,146,373

Ireland – 1.1%
1,188	CRH PLC (Materials)	36,020
2,418	Experian PLC (Industrials)	45,963
1,328	Kerry Group PLC, Class A (Consumer Staples)	119,898
1,300	Paddy Power Betfair PLC (Consumer Discretionary)	175,548

		377,429

Italy – 4.0%
4,342	Assicurazioni Generali SpA (Financials)	62,984
1,898	Atlantia SpA (Industrials)	51,218
42,973	Enel SpA (Utilities)	194,899
4,264	Eni SpA (Energy)	65,175
3,726	EXOR SpA (Financials)	141,404

Shares	Description	Value
Common Stocks – (continued)
Italy – (continued)
182	Ferrari NV (Consumer Discretionary)*	$ 7,720
11,980	Intesa Sanpaolo SpA (Financials)	30,781
3,005	Luxottica Group SpA (Consumer Discretionary)	162,883
988	Mediobanca SpA (Financials)	7,666
7,124	Prysmian SpA (Industrials)	174,398
15,600	Snam SpA (Utilities)	89,351
111,704	Telecom Italia SpA (Telecommunication Services)*	105,826
131,169	Telecom Italia SpA-RSP (Telecommunication Services)	101,267
16,224	Terna Rete Elettrica Nazionale SpA (Utilities)	90,018
11,154	UniCredit SpA (Financials)	35,712
35,182	UnipolSai SpA (Financials)	70,382

		1,391,684

Jersey Island – 0.1%
266	Randgold Resources Ltd. (Materials)	22,455

Luxembourg – 0.5%
1,214	Millicom International Cellular SA (Telecommunication Services)	70,632
884	RTL Group SA (Consumer Discretionary)	79,329
905	SES SA (Consumer Discretionary)	20,281
676	Tenaris SA (Energy)	8,963

		179,205

Mexico – 0.1%
1,707	Fresnillo PLC (Materials)	25,069

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Netherlands – 5.6%
663	ABN AMRO Group NV (Financials)(a)	$ 13,511
364	Akzo Nobel NV (Materials)	24,718
1,196	Altice NV, Class A (Consumer Discretionary)*	20,624
754	Altice NV, Class B (Consumer Discretionary)*	13,044
493	ASML Holding NV (Information Technology)	49,066
2,928	Boskalis Westminster (Industrials)	106,100
494	Gemalto NV (Information Technology)	30,209
1,768	Heineken Holding NV (Consumer Staples)	145,137
1,300	Heineken NV (Consumer Staples)	120,800
6,292	ING Groep NV (Financials)	78,416
12,378	Koninklijke Ahold NV (Consumer Staples)	274,356
390	Koninklijke DSM NV (Materials)	23,224
14,846	Koninklijke KPN NV (Telecommunication Services)	58,953
1,924	Koninklijke Philips NV (Industrials)	51,877
440	Koninklijke Vopak NV (Energy)	22,939
3,625	NN Group NV (Financials)	121,126
456	NXP Semiconductors NV (Information Technology)*	43,087
1,651	Randstad Holding NV (Industrials)	89,224
8,887	Royal Dutch Shell PLC, Class A (Energy)	214,398
7,809	Royal Dutch Shell PLC, Class B (Energy)	188,732
19,318	TNT Express NV (Industrials)*	171,745

Shares	Description	Value
Common Stocks – (continued)
Netherlands – (continued)
1,768	Wolters Kluwer NV (Consumer Discretionary)	$ 70,512

		1,931,798

Norway – 1.5%
780	DNB ASA (Financials)	10,008
2,337	Gjensidige Forsikring ASA (Financials)	40,323
3,295	Marine Harvest ASA (Consumer Staples)*	55,040
33,312	Norsk Hydro ASA (Materials)	132,839
7,826	Orkla ASA (Consumer Staples)	70,838
3,206	Schibsted ASA, Class A (Consumer Discretionary)	99,670
3,364	Schibsted ASA, Class B (Consumer Discretionary)	99,756
338	Yara International ASA (Materials)	12,194

		520,668

Portugal – 0.3%
6,328	EDP - Energias de Portugal SA (Utilities)	21,099
2,021	Galp Energia SGPS SA (Energy)	26,504
3,094	Jeronimo Martins SGPS SA (Consumer Staples)	50,150

		97,753

South Africa – 0.3%
8,764	Mediclinic International PLC (Health Care)	110,531
598	Mondi PLC (Materials)	11,715

		122,246

Spain – 4.8%
1,534	Abertis Infraestructuras SA (Industrials)	23,498
10,088	ACS Actividades de Construccion y Servicios SA (Industrials)	332,983

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Spain – (continued)
447	Aena SA (Industrials)*(a)	$ 60,387
1,898	Amadeus IT Holding SA, Class A (Information Technology)	87,973
3,071	Banco Bilbao Vizcaya Argentaria SA (Financials)	20,379
37,840	Banco Santander SA (Financials)	180,760
1,924	Bankinter SA (Financials)	14,642
23,187	Distribuidora Internacional de Alimentacion SA (Consumer Staples)*	138,745
1,690	Enagas SA (Utilities)	50,684
2,412	Endesa SA (Utilities)	49,622
2,252	Ferrovial SA (Industrials)	47,709
2,106	Gas Natural SDG SA (Utilities)	41,709
1,508	Grifols SA (Health Care)	34,188
23,426	Iberdrola SA (Utilities)	158,977
4,085	Industria de Diseno Textil SA (Consumer Discretionary)	138,066
29,114	Mapfre SA (Financials)	73,833
572	Red Electrica Corp. SA (Utilities)	50,968
6,947	Repsol SA (Energy)	89,518
4,992	Telefonica SA (Telecommunication Services)	52,189
962	Zardoya Otis SA (Industrials)	9,981

		1,656,811

Sweden – 3.3%
3,926	Assa Abloy AB, Class B (Industrials)	81,498
1,560	Atlas Copco AB, Class A (Industrials)	40,245
1,144	Atlas Copco AB, Class B (Industrials)	27,240
2,463	Boliden AB (Materials)	43,521
1,482	Electrolux AB, Series B (Consumer Discretionary)	39,706

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
754	Getinge AB, Class B (Health Care)	$ 16,067
7,306	Hennes & Mauritz AB, Class B (Consumer Discretionary)	223,905
1,092	Hexagon AB, Class B (Information Technology)	42,343
3,770	Husqvarna AB, Class B (Consumer Discretionary)	29,877
1,628	ICA Gruppen AB (Consumer Staples)	57,240
988	Industrivarden AB, Class C (Financials)	16,677
468	Investment AB Kinnevik (Financials)*	1,003
468	Investment AB Kinnevik, Class B (Financials)	11,373
858	Investor AB, Class B (Financials)	29,808
3,254	Nordea Bank AB (Financials)	31,534
702	Sandvik AB (Industrials)	6,853
3,146	Securitas AB, Class B (Industrials)	49,526
1,638	Skandinaviska Enskilda Banken AB, Class A (Financials)	15,677
1,507	Skanska AB, Class B (Industrials)	33,051
2,873	Svenska Cellulosa AB SCA, Class B (Consumer Staples)	91,832
1,664	Svenska Handelsbanken AB, Class A (Financials)	21,275
1,274	Swedbank AB, Class A (Financials)	28,002
3,467	Swedish Match AB (Consumer Staples)	118,123
1,768	Tele2 AB, Class B (Telecommunication Services)	15,493
6,526	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	50,234

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
7,696	Telia Co. AB (Telecommunication Services)	$ 36,014

		1,158,117

Switzerland – 15.2%
4,654	ABB Ltd. (Industrials)*	96,806
1,363	Actelion Ltd. (Health Care)*	223,602
676	Adecco Group AG (Industrials)	40,967
671	Aryzta AG (Consumer Staples)*	26,700
468	Baloise Holding AG (Financials)	57,806
45	Barry Callebaut AG (Consumer Staples)*	53,183
26	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	160,179
668	Cie Financiere Richemont SA (Consumer Discretionary)	39,339
5,694	Coca-Cola HBC AG (Consumer Staples)*	111,303
654	Credit Suisse Group AG (Financials)*	8,959
69	Dufry AG (Consumer Discretionary)*	9,265
154	EMS-Chemie Holding AG (Materials)	76,326
40	Galenica AG (Health Care)	52,826
202	Geberit AG (Industrials)	77,208
34	Givaudan SA (Materials)	65,148
112,270	Glencore PLC (Materials)*	214,229
319	Julius Baer Group Ltd. (Financials)*	14,192
1,283	Kuehne + Nagel International AG (Industrials)	180,410
159	LafargeHolcim Ltd. (Materials)*	7,149
754	Lonza Group AG (Health Care)*	130,141

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
12,558	Nestle SA (Consumer Staples)	$ 927,135
7,826	Novartis AG (Health Care)	621,074
830	Pargesa Holding SA (Financials)	54,807
398	Partners Group Holding AG (Financials)	167,735
2,690	Roche Holding AG (Health Care)	705,915
294	Schindler Holding AG (Industrials)	54,175
277	Schindler Holding AG Participation Certificates (Industrials)	51,293
30	SGS SA (Industrials)	64,001
15	Sika AG (Materials)	64,876
598	Sonova Holding AG (Health Care)	79,818
11,640	STMicroelectronics NV (Information Technology)	69,676
166	Swatch Group AG (The) - Bearer (Consumer Discretionary)	48,922
676	Swatch Group AG (The) - Registered (Consumer Discretionary)	39,199
520	Swiss Life Holding AG (Financials)*	134,786
664	Swiss Prime Site AG (Financials)*	56,903
1,300	Swiss Re AG (Financials)	116,767
78	Swisscom AG (Telecommunication Services)	37,156
161	Syngenta AG (Materials)	63,238
7,800	UBS Group AG (Financials)	120,507
1,638	Wolseley PLC (Industrials)	96,580
165	Zurich Insurance Group AG (Financials)*	39,914

		5,260,215

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – 25.4%
2,990	3i Group PLC (Financials)	$ 24,436
8,164	Admiral Group PLC (Financials)	233,852
7,065	Aggreko PLC (Industrials)	115,582
3,276	ARM Holdings PLC (Information Technology)	47,062
1,248	Associated British Foods PLC (Consumer Staples)	53,477
4,530	AstraZeneca PLC (Health Care)	265,583
22,919	Auto Trader Group PLC (Information Technology)(a)	131,099
5,720	Aviva PLC (Financials)	37,448
962	Babcock International Group PLC (Industrials)	14,520
7,046	BAE Systems PLC (Industrials)	49,595
9,178	Barclays PLC (Financials)	24,366
5,850	Barratt Developments PLC (Consumer Discretionary)	50,407
921	Berkeley Group Holdings PLC (Consumer Discretionary)	43,902
42,872	BP PLC (Energy)	222,925
7,090	British American Tobacco PLC (Consumer Staples)	433,213
6,838	British Land Co. PLC (The) REIT (Financials)	73,650
25,434	BT Group PLC (Telecommunication Services)	163,921
1,898	Bunzl PLC (Industrials)	56,466
8,419	Burberry Group PLC (Consumer Discretionary)	131,606
1,689	Capita PLC (Industrials)	26,157
23,273	Centrica PLC (Utilities)	69,035
17,661	CNH Industrial NV (Industrials)	124,651
8,294	Compass Group PLC (Consumer Discretionary)	155,366
1,004	Croda International PLC (Materials)	42,963

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
415	DCC PLC (Industrials)	$ 37,994
7,939	Diageo PLC (Consumer Staples)	216,140
15,704	Direct Line Insurance Group PLC (Financials)	85,783
6,484	Dixons Carphone PLC (Consumer Discretionary)	41,525
3,906	G4S PLC (Industrials)	10,626
17,425	GlaxoSmithKline PLC (Health Care)	366,482
7,332	Hammerson PLC REIT (Financials)	61,789
10,764	Hargreaves Lansdown PLC (Financials)	211,348
66,456	HSBC Holdings PLC (Financials)	430,482
3,042	ICAP PLC (Financials)	19,127
869	IMI PLC (Industrials)	12,712
3,818	Imperial Brands PLC (Consumer Staples)	209,003
4,472	Inmarsat PLC (Telecommunication Services)	46,832
303	InterContinental Hotels Group PLC (Consumer Discretionary)	11,735
4,949	International Consolidated Airlines Group SA (Industrials)	38,704
876	Intertek Group PLC (Industrials)	39,997
5,876	Intu Properties PLC REIT (Financials)	25,632
9,352	ITV PLC (Consumer Discretionary)	29,238
7,956	J Sainsbury PLC (Consumer Staples)	31,092
416	Johnson Matthey PLC (Materials)	17,462
13,000	Kingfisher PLC (Consumer Discretionary)	69,480

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
5,443	Land Securities Group PLC REIT (Financials)	$ 92,374
10,946	Legal & General Group PLC (Financials)	38,141
66,280	Lloyds Banking Group PLC (Financials)	69,478
26,334	Marks & Spencer Group PLC (Consumer Discretionary)	145,536
3,250	Meggitt PLC (Industrials)	18,354
3,822	Merlin Entertainments PLC (Consumer Discretionary)(a)	23,509
11,138	National Grid PLC (Utilities)	163,248
1,557	Next PLC (Consumer Discretionary)	123,282
1,586	Persimmon PLC (Consumer Discretionary)	48,523
2,467	Petrofac Ltd. (Energy)	27,936
2,730	Provident Financial PLC (Financials)	115,709
5,694	Prudential PLC (Financials)	114,369
2,366	Reckitt Benckiser Group PLC (Consumer Staples)	236,755
4,238	RELX NV (Consumer Discretionary)	73,529
6,214	RELX PLC (Consumer Discretionary)	113,056
1,560	Rio Tinto PLC (Materials)	44,106
2,002	Rolls-Royce Holdings PLC (Industrials)*	18,037
142,142	Rolls-Royce Holdings PLC - Entitlement (Industrials)*(b)(c)	207
2,451	Royal Bank of Scotland Group PLC (Financials)*	8,794
25,676	Royal Mail PLC (Industrials)	202,179
2,849	RSA Insurance Group PLC (Financials)	20,319
19,630	Sage Group PLC (The) (Information Technology)	175,143
312	Schroders PLC (Financials)	12,307
12,818	Segro PLC REIT (Financials)	81,697
2,392	Severn Trent PLC (Utilities)	79,797

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
8,372	Sky PLC (Consumer Discretionary)	$ 117,407
6,188	Smith & Nephew PLC (Health Care)	105,558
3,068	SSE PLC (Utilities)	68,411
1,794	St James’s Place PLC (Financials)	24,219
29,721	Standard Life PLC (Financials)	146,691
3,614	Tate & Lyle PLC (Consumer Staples)	33,060
11,363	Taylor Wimpey PLC (Consumer Discretionary)	33,971
61,016	Tesco PLC (Consumer Staples)*	146,623
702	Travis Perkins PLC (Industrials)	19,648
5,636	Unilever NV (Consumer Staples)	253,261
5,244	Unilever PLC (Consumer Staples)	240,123
4,137	United Utilities Group PLC (Utilities)	58,408
68,608	Vodafone Group PLC (Telecommunication Services)	230,525
608	Weir Group PLC (The) (Industrials)	10,611
1,518	Whitbread PLC (Consumer Discretionary)	93,062
30,100	William Hill PLC (Consumer Discretionary)	136,295
76,597	Wm Morrison Supermarkets PLC (Consumer Staples)	220,967
10,504	Worldpay Group PLC (Information Technology)*(a)	42,365
7,410	WPP PLC (Consumer Discretionary)	171,701

		8,803,756

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description		Value
Common Stocks – (continued)
United States – 0.7%
1,454	Carnival PLC (Consumer Discretionary)		$ 72,144
2,210	QIAGEN NV (Health Care)*		47,410
2,162	Shire PLC (Health Care)		134,053

			253,607

TOTAL COMMON STOCKS
(Cost $33,044,420)			$34,398,019

Preferred Stocks – 0.5%
Germany – 0.5%
2,184	FUCHS PETROLUB SE (Materials)		$ 88,951
624	Henkel AG & Co KGaA (Consumer Staples)		72,766

TOTAL PREFERRED STOCKS
(Cost $156,742)			$ 161,717

Units	Description	Expiration Month	Value
Rights – 0.0%
Spain – 0.0%
1,534	Abertis Infraestructuras SA (Industrials)*	06/16	$ 1,176
2,834	Ferrovial SA (Industrials)*	07/16	1,013

TOTAL RIGHTS
(Cost $981)			$ 2,189

TOTAL INVESTMENTS – 99.7%
(Cost $33,202,143)			$34,561,925

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%			118,965

NET ASSETS – 100.0%			$34,680,890

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non Income Producing

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $445,521, which represents approximately 1.3% of net assets as of May 31, 2016.

(b)	Shares cannot be sold until a specified date and are therefore deemed to be illiquid.

(c)	Security fair valued in good faith in accordance with the procedures established by the Board of Trustees.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$33,202,143

Gross unrealized gain	1,807,161
Gross unrealized loss	(447,379)

Net unrealized gain	$1,359,782

Additional information regarding the Fund is available in the Fund’s most recent Prospectus. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 99.2%
Australia – 5.9%
6,358	AGL Energy Ltd. (Utilities)	$ 85,626
6,812	Amcor Ltd. (Materials)	80,341
20,113	AMP Ltd. (Financials)	82,180
6,603	APA Group (Utilities)	41,952
21,508	Aristocrat Leisure Ltd. (Consumer Discretionary)	200,378
6,619	Asciano Ltd. (Industrials)	42,629
4,271	ASX Ltd. (Financials)	137,719
19,279	Australia & New Zealand Banking Group Ltd. (Financials)	355,871
7,042	Bank of Queensland Ltd. (Financials)	59,331
24,261	Bendigo & Adelaide Bank Ltd. (Financials)	179,977
6,553	Boral Ltd. (Materials)	32,282
7,823	Brambles Ltd. (Industrials)	72,826
4,882	Caltex Australia Ltd. (Energy)	115,723
12,245	Challenger Ltd. (Financials)	84,894
8,372	CIMIC Group Ltd. (Industrials)	226,834
5,475	Cochlear Ltd. (Health Care)	478,621
15,768	Commonwealth Bank of Australia (Financials)	884,492
5,156	CSL Ltd. (Health Care)	432,394
8,632	Dexus Property Group REIT (Financials)	54,155
1,567	Domino’s Pizza Enterprises Ltd. (Consumer Discretionary)	78,182
9,914	Flight Centre Travel Group Ltd. (Consumer Discretionary)	227,029
216,953	Fortescue Metals Group Ltd. (Materials)	468,371
15,222	Goodman Group REIT (Financials)	78,406
21,613	GPT Group (The) REIT (Financials)	84,238

Shares	Description	Value
Common Stocks – (continued)
Australia – (continued)
19,592	Harvey Norman Holdings Ltd. (Consumer Discretionary)	$ 64,722
23,654	Insurance Australia Group Ltd. (Financials)	100,760
6,745	LendLease Group (Financials)	65,625
3,104	Macquarie Group Ltd. (Financials)	168,360
36,277	Medibank Pvt Ltd. (Financials)	84,099
34,196	Mirvac Group REIT (Financials)	48,184
9,176	National Australia Bank Ltd. (Financials)	180,481
7,964	Newcrest Mining Ltd. (Materials)*	110,025
54,198	Platinum Asset Management Ltd. (Financials)	258,355
41,194	Qantas Airways Ltd. (Industrials)*	91,916
6,940	QBE Insurance Group Ltd. (Financials)	62,544
3,313	Ramsay Health Care Ltd. (Health Care)	174,608
9,222	REA Group Ltd. (Consumer Discretionary)	374,062
53,203	Scentre Group REIT (Financials)	179,610
2,723	SEEK Ltd. (Industrials)	32,155
2,910	Sonic Healthcare Ltd. (Health Care)	45,114
184,770	South32 Ltd. (Materials)*	208,816
23,579	Stockland REIT (Financials)	77,381
13,252	Suncorp Group Ltd. (Financials)	124,613
30,247	Sydney Airport (Industrials)	155,140
13,752	Tabcorp Holdings Ltd. (Consumer Discretionary)	44,035
32,622	Tatts Group Ltd. (Consumer Discretionary)	93,114

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Australia – (continued)
65,795	Telstra Corp. Ltd. (Telecommunication Services)	$ 266,448
4,275	TPG Telecom Ltd. (Telecommunication Services)	38,155
28,354	Transurban Group (Industrials)	247,520
5,827	Treasury Wine Estates Ltd. (Consumer Staples)	43,649
35,329	Vicinity Centres REIT (Financials)	83,437
10,734	Vocus Communications Ltd. (Telecommunication Services)	73,175
5,137	Wesfarmers Ltd. (Consumer Staples)	151,204
22,597	Westfield Corp. REIT (Financials)	175,491
23,804	Westpac Banking Corp. (Financials)	529,415
17,991	Woolworths Ltd. (Consumer Staples)	288,303

		9,224,967

Austria – 0.2%
1,302	ANDRITZ AG (Industrials)	66,349
14,997	Raiffeisen Bank International AG (Financials)*	200,762

		267,111

Belgium – 1.4%
4,019	Ageas (Financials)	162,658
5,321	Anheuser-Busch InBev SA/NV (Consumer Staples)	674,402
3,955	Colruyt SA (Consumer Staples)	235,115
4,632	Delhaize Group (Consumer Staples)	485,904
1,469	Groupe Bruxelles Lambert SA (Financials)	124,958
696	KBC Groep NV (Financials)*	41,228

Shares	Description	Value
Common Stocks – (continued)
Belgium – (continued)
1,783	Proximus SADP (Telecommunication Services)	$ 57,960
1,402	Solvay SA (Materials)	142,343
2,960	Telenet Group Holding NV (Consumer Discretionary)*	141,003
894	UCB SA (Health Care)	64,641
1,375	Umicore SA (Materials)	69,341

		2,199,553

Canada – 8.7%
1,473	Agnico Eagle Mines Ltd. (Materials)	66,280
792	Agrium, Inc. (Materials)	71,656
12,030	Alimentation Couche-Tard, Inc., Class B (Consumer Staples)	530,641
1,512	Atco Ltd., Class I (Utilities)	49,888
4,081	Bank of Montreal (Financials)	256,759
7,983	Bank of Nova Scotia (The) (Financials)	391,430
6,526	Barrick Gold Corp. (Materials)	109,357
2,565	BCE, Inc. (Telecommunication Services)	118,534
22,768	BlackBerry Ltd. (Information Technology)*	166,048
8,149	Brookfield Asset Management, Inc., Class A (Financials)	286,688
4,107	CAE, Inc. (Industrials)	51,459
3,161	Canadian Imperial Bank of Commerce (Financials)	245,877
3,225	Canadian National Railway Co. (Industrials)	191,686
2,452	Canadian Natural Resources Ltd. (Energy)	73,048
278	Canadian Pacific Railway Ltd. (Industrials)	36,069

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
540	Canadian Tire Corp. Ltd., Class A (Consumer Discretionary)	$ 59,115
1,955	Canadian Utilities Ltd., Class A (Utilities)	54,177
478	CCL Industries, Inc., Class B (Materials)	85,295
11,872	Cenovus Energy, Inc. (Energy)	179,428
3,087	CGI Group, Inc., Class A (Information Technology)*	144,733
14,297	CI Financial Corp. (Financials)	313,679
1,516	Constellation Software, Inc. (Information Technology)	617,711
8,120	Dollarama, Inc. (Consumer Discretionary)	560,535
33,422	Empire Co. Ltd. (Consumer Staples)	574,109
2,667	Enbridge, Inc. (Energy)	106,590
10,343	Encana Corp. (Energy)	82,311
194	Fairfax Financial Holdings Ltd. (Financials)	99,940
11,970	Finning International, Inc. (Industrials)	202,138
4,881	First Capital Realty, Inc. (Financials)	78,433
2,118	Fortis, Inc. (Utilities)	66,417
1,133	Franco-Nevada Corp. (Materials)	71,838
5,988	George Weston Ltd. (Consumer Staples)	518,966
1,812	Gildan Activewear, Inc. (Consumer Discretionary)	54,120
1,885	Goldcorp, Inc. (Materials)	31,775
9,335	Great-West Lifeco, Inc. (Financials)	252,197
4,101	H&R Real Estate Investment Trust REIT (Financials)	66,527
6,585	Husky Energy, Inc. (Energy)	76,215
2,837	IGM Financial, Inc. (Financials)	83,282

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
10,452	Industrial Alliance Insurance & Financial Services, Inc. (Financials)	$ 340,303
3,439	Intact Financial Corp. (Financials)	241,080
10,773	Jean Coutu Group PJC, Inc. (The), Class A (Consumer Staples)	170,724
67,823	Kinross Gold Corp. (Materials)*	291,388
2,265	Linamar Corp. (Consumer Discretionary)	94,957
6,592	Loblaw Cos. Ltd. (Consumer Staples)	358,148
15,915	Manulife Financial Corp. (Financials)	237,490
12,703	Metro, Inc. (Consumer Staples)	431,461
4,029	National Bank of Canada (Financials)	134,043
6,223	Onex Corp. (Financials)	378,775
541	Open Text Corp. (Information Technology)	31,771
16,263	Power Corp. of Canada (Financials)	367,754
10,234	Power Financial Corp. (Financials)	248,320
719	Restaurant Brands International, Inc. (Consumer Discretionary)	30,093
3,387	RioCan Real Estate Investment Trust REIT (Financials)	71,023
3,220	Rogers Communications, Inc., Class B (Telecommunication Services)	123,079
12,750	Royal Bank of Canada (Financials)	768,353
8,470	Saputo, Inc. (Consumer Staples)	258,678
2,416	Seven Generations Energy Ltd., Class A (Energy)*	48,759

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
2,961	Shaw Communications, Inc., Class B (Consumer Discretionary)	$ 56,771
3,301	Smart Real Estate Investment Trust REIT (Financials)	87,061
766	SNC-Lavalin Group, Inc. (Industrials)	30,925
4,972	Sun Life Financial, Inc. (Financials)	172,638
11,140	Suncor Energy, Inc. (Energy)	308,456
1,758	TELUS Corp. (Telecommunication Services)	55,868
13,529	Toronto-Dominion Bank (The) (Financials)	590,659
2,436	TransCanada Corp. (Energy)	101,194
70,629	Turquoise Hill Resources Ltd. (Materials)*	200,316
16,626	Veresen, Inc. (Energy)	130,405
888	Waste Connections, Inc. (Industrials)*	28,104
7,413	Yamana Gold, Inc. (Materials)	31,339

		13,444,886

China – 0.1%
241,533	Yangzijiang Shipbuilding Holdings Ltd. (Industrials)	160,525

Denmark – 2.3%
3,449	Carlsberg A/S, Class B (Consumer Staples)	332,937
1,625	Chr Hansen Holding A/S (Materials)	103,044
3,702	Coloplast A/S, Class B (Health Care)	280,348
5,042	Danske Bank A/S (Financials)	145,561
2,524	DSV A/S (Industrials)	115,175

Shares	Description	Value
Common Stocks – (continued)
Denmark – (continued)
497	Genmab A/S (Health Care)*	$ 89,853
3,591	ISS A/S (Industrials)	144,838
22,658	Novo Nordisk A/S, Class B (Health Care)	1,260,784
755	Novozymes A/S, Class B (Materials)	35,932
3,437	Pandora A/S (Consumer Discretionary)	511,043
24,451	TDC A/S (Telecommunication Services)	122,443
3,418	Tryg A/S (Financials)	67,421
2,324	Vestas Wind Systems A/S (Industrials)	166,602
12,193	William Demant Holding A/S (Health Care)*	257,300

		3,633,281

Finland – 0.8%
3,159	Elisa OYJ (Telecommunication Services)	120,414
2,709	Fortum OYJ (Utilities)	40,653
1,958	Kone OYJ, Class B (Industrials)	92,596
3,467	Neste OYJ (Energy)	116,908
6,904	Orion OYJ, Class B (Health Care)	247,869
4,097	Sampo OYJ, Class A (Financials)	182,759
22,238	UPM-Kymmene OYJ (Materials)	428,039
756	Wartsila OYJ Abp (Industrials)	31,350

		1,260,588

France – 9.8%
5,412	Accor SA (Consumer Discretionary)	235,604
520	Aeroports de Paris (Industrials)	61,970
2,037	Air Liquide SA (Materials)	218,900

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
2,241	Airbus Group SE (Industrials)	$ 139,758
1,806	Alstom SA (Industrials)*	45,378
385	Arkema SA (Materials)	31,605
10,229	Atos SE (Information Technology)	945,840
15,178	AXA SA (Financials)	381,532
9,327	BNP Paribas SA (Financials)*	516,724
3,726	Bureau Veritas SA (Industrials)	80,139
3,885	Capgemini SA (Information Technology)	370,650
10,099	Carrefour SA (Consumer Staples)	273,760
4,007	Casino Guichard Perrachon SA (Consumer Staples)	238,518
2,895	Christian Dior SE (Consumer Discretionary)	472,310
2,015	Cie de Saint-Gobain (Industrials)	89,997
1,499	Cie Generale des Etablissements Michelin (Consumer Discretionary)	152,425
12,906	CNP Assurances (Financials)	219,106
22,237	Credit Agricole SA (Financials)	223,417
7,702	Danone SA (Consumer Staples)	540,864
3,667	Dassault Systemes (Information Technology)	292,129
2,630	Eiffage SA (Industrials)	194,116
3,847	Engie SA (Utilities)	59,293
2,736	Essilor International SA (Health Care)	357,431
7,707	Eurazeo SA (Financials)	502,005
4,970	Eutelsat Communications SA (Consumer Discretionary)	99,149
710	Fonciere Des Regions REIT (Financials)	63,486
1,073	Gecina SA REIT (Financials)	151,644

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
1,411	Hermes International (Consumer Discretionary)	$ 510,430
756	ICADE REIT (Financials)	54,629
150	Iliad SA (Telecommunication Services)	32,888
693	Imerys SA (Materials)	48,889
333	Ingenico Group SA (Information Technology)	40,593
1,513	JCDecaux SA (Consumer Discretionary)	62,481
189	Kering (Consumer Discretionary)	30,540
2,208	Klepierre REIT (Financials)	101,051
3,056	Lagardere SCA (Consumer Discretionary)	72,379
1,836	Legrand SA (Industrials)	101,041
4,337	L’Oreal SA (Consumer Staples)	815,477
2,746	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	440,359
9,460	Orange SA (Telecommunication Services)	164,447
1,740	Pernod Ricard SA (Consumer Staples)	189,657
26,902	Peugeot SA (Consumer Discretionary)*	423,624
3,017	Publicis Groupe SA (Consumer Discretionary)	218,515
938	Remy Cointreau SA (Consumer Staples)	77,941
3,538	Renault SA (Consumer Discretionary)	332,188
27,395	Rexel SA (Industrials)	419,188
2,952	Safran SA (Industrials)	207,038
11,390	Sanofi (Health Care)	934,383
3,845	Schneider Electric SE (Industrials)	248,737
7,370	SCOR SE (Financials)	246,550
1,703	Societe BIC SA (Industrials)	227,409

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
8,185	Societe Generale SA (Financials)	$ 337,051
1,466	Sodexo SA (Consumer Discretionary)	154,275
3,531	Suez (Utilities)	59,376
1,517	Thales SA (Industrials)	131,490
11,811	TOTAL SA (Energy)	574,265
675	Unibail-Rodamco SE REIT (Financials)	181,774
659	Valeo SA (Consumer Discretionary)	99,517
7,269	Veolia Environnement SA (Utilities)	163,301
4,969	Vinci SA (Industrials)	373,890
4,536	Vivendi SA (Consumer Discretionary)	90,036
419	Wendel SA (Financials)	48,394

		15,171,553

Germany – 7.1%
4,868	adidas AG (Consumer Discretionary)	624,032
4,444	Allianz SE (Financials)	725,766
945	Axel Springer SE (Consumer Discretionary)	53,779
4,007	BASF SE (Materials)	309,713
7,218	Bayer AG (Health Care)	688,074
586	Bayerische Motoren Werke AG (Consumer Discretionary)	49,508
4,797	Beiersdorf AG (Consumer Staples)	436,193
1,696	Brenntag AG (Industrials)	90,835
625	Continental AG (Consumer Discretionary)	134,147
900	Covestro AG (Materials)(a)	38,183
2,706	Daimler AG (Consumer Discretionary)	184,935
4,245	Deutsche Boerse AG (Financials)	372,152
18,992	Deutsche Lufthansa AG (Industrials)	266,294

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
17,141	Deutsche Post AG (Industrials)	$ 500,240
30,850	Deutsche Telekom AG (Telecommunication Services)	545,035
11,617	Deutsche Wohnen AG (Financials)	373,300
41,779	E.ON SE (Utilities)*	410,920
1,739	Evonik Industries AG (Materials)	51,302
1,942	Fraport AG Frankfurt Airport Services Worldwide (Industrials)	111,231
2,175	Fresenius Medical Care AG & Co KGaA (Health Care)	188,863
4,244	Fresenius SE & Co KGaA (Health Care)	320,472
1,430	GEA Group AG (Industrials)	66,329
2,350	Hannover Rueck SE (Financials)	265,146
3,785	HeidelbergCement AG (Materials)	323,988
1,651	Henkel AG & Co KGaA (Consumer Staples)	173,229
872	HOCHTIEF AG (Industrials)	110,375
4,446	HUGO BOSS AG (Consumer Discretionary)	273,361
6,043	Infineon Technologies AG (Information Technology)	90,685
1,173	LANXESS AG (Materials)	56,073
756	Linde AG (Materials)	113,197
957	MAN SE (Industrials)*	101,478
3,032	Merck KGaA (Health Care)	303,615
5,996	METRO AG (Consumer Staples)	197,114
1,901	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	357,335
2,641	OSRAM Licht AG (Industrials)	140,625
4,370	ProSiebenSat.1 Media SE (Consumer Discretionary)*	219,821

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
7,470	SAP SE (Information Technology)	$ 606,733
3,418	Siemens AG (Industrials)	368,294
2,788	Symrise AG (Materials)	175,020
20,508	Telefonica Deutschland Holding AG (Telecommunication Services)	91,756
5,544	TUI AG (Consumer Discretionary)	85,292
1,645	United Internet AG (Information Technology)	77,629
2,491	Vonovia SE (Financials)	85,426
6,054	Zalando SE (Consumer Discretionary)*(a)	177,555

		10,935,050

Hong Kong – 2.6%
82,500	AIA Group Ltd. (Financials)	482,692
26,204	Bank of East Asia Ltd. (The) (Financials)	96,644
48,740	BOC Hong Kong Holdings Ltd. (Financials)	149,957
13,545	Cheung Kong Infrastructure Holdings Ltd. (Utilities)	126,764
5,416	CK Hutchison Holdings Ltd. (Industrials)	62,888
14,384	CLP Holdings Ltd. (Utilities)	135,727
8,983	Hang Seng Bank Ltd. (Financials)	159,466
6,995	Henderson Land Development Co. Ltd. (Financials)	42,457
137,389	HK Electric Investments & HK Electric Investments Ltd. (Utilities)(a)	121,150
63,838	HKT Trust & HKT Ltd. (Telecommunication Services)	92,534
28,115	Hong Kong & China Gas Co. Ltd. (Utilities)	53,999
14,606	Hong Kong Exchanges and Clearing Ltd. (Financials)	349,725

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
7,495	Hysan Development Co. Ltd. (Financials)	$ 32,322
33,311	Kerry Properties Ltd. (Financials)	83,276
35,163	Link REIT (Financials)	216,143
18,421	MTR Corp. Ltd. (Industrials)	87,384
251,297	New World Development Co. Ltd. (Financials)	237,446
101,276	NWS Holdings Ltd. (Industrials)	159,838
48,229	PCCW Ltd. (Telecommunication Services)	31,477
5,339	Power Assets Holdings Ltd. (Utilities)	51,788
453,817	SJM Holdings Ltd. (Consumer Discretionary)	290,933
12,095	Sun Hung Kai Properties Ltd. (Financials)	142,310
6,993	Swire Pacific Ltd., Class A (Financials)	75,438
20,750	Techtronic Industries Co. Ltd. (Consumer Discretionary)	83,474
455,286	WH Group Ltd. (Consumer Staples)(a)	350,484
14,423	Wharf Holdings Ltd. (The) (Financials)	78,074
38,590	Wheelock & Co. Ltd. (Financials)	173,870

		3,968,260

Ireland – 0.5%
4,309	CRH PLC (Materials)	130,646
4,318	Experian PLC (Industrials)	82,080
5,485	James Hardie Industries PLC CDI (Materials)	83,764
1,960	Kerry Group PLC, Class A (Consumer Staples)	176,958
2,611	Paddy Power Betfair PLC (Consumer Discretionary)	352,582

		826,030

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Israel – 1.0%
1,383	Azrieli Group (Financials)	$ 58,720
45,051	Bank Hapoalim BM (Financials)	232,810
43,309	Bank Leumi Le-Israel BM (Financials)*	159,027
50,928	Bezeq The Israeli Telecommunication Corp. Ltd. (Telecommunication Services)	98,527
556	Check Point Software Technologies Ltd. (Information Technology)*	47,243
9,695	Mizrahi Tefahot Bank Ltd. (Financials)	114,199
3,851	NICE-Systems Ltd. (Information Technology)	247,310
11,616	Teva Pharmaceutical Industries Ltd. (Health Care)	603,597

		1,561,433

Italy – 2.3%
5,467	Assicurazioni Generali SpA (Financials)	79,302
4,614	Atlantia SpA (Industrials)	124,510
131,770	Enel SpA (Utilities)	597,627
8,136	Eni SpA (Energy)	124,358
7,393	EXOR SpA (Financials)	280,569
42,999	Intesa Sanpaolo SpA (Financials)	110,481
7,593	Leonardo-Finmeccanica SpA (Industrials)*	89,939
8,634	Luxottica Group SpA (Consumer Discretionary)	467,998
15,499	Prysmian SpA (Industrials)	379,421
33,392	Snam SpA (Utilities)	191,259
351,861	Telecom Italia SpA (Telecommunication Services)*	333,344
428,214	Telecom Italia SpA-RSP (Telecommunication Services)	330,598

Shares	Description	Value
Common Stocks – (continued)
Italy – (continued)
29,444	Terna Rete Elettrica Nazionale SpA (Utilities)	$ 163,368
22,174	UniCredit SpA (Financials)	70,995
75,707	UnipolSai SpA (Financials)	151,453

		3,495,222

Japan – 20.2%
1,940	ABC-Mart, Inc. (Consumer Discretionary)	125,596
13,206	Acom Co. Ltd. (Financials)*	72,755
4,846	Aeon Co. Ltd. (Consumer Staples)	73,561
7,685	Ajinomoto Co., Inc. (Consumer Staples)	185,395
6,815	Alfresa Holdings Corp. (Health Care)	143,606
22,552	ANA Holdings, Inc. (Industrials)	65,864
23,753	Aozora Bank Ltd. (Financials)	80,744
5,233	Asahi Group Holdings Ltd. (Consumer Staples)	178,074
8,426	Asahi Kasei Corp. (Materials)	56,442
2,198	Asics Corp. (Consumer Discretionary)	49,963
31,365	Astellas Pharma, Inc. (Health Care)	429,022
8,115	Bandai Namco Holdings, Inc. (Consumer Discretionary)	200,927
8,975	Benesse Holdings, Inc. (Consumer Discretionary)	198,266
5,016	Bridgestone Corp. (Consumer Discretionary)	173,042
22,932	Brother Industries Ltd. (Information Technology)	274,799
9,206	Calbee, Inc. (Consumer Staples)	339,503
12,928	Canon, Inc. (Information Technology)	374,417
3,672	Casio Computer Co. Ltd. (Consumer Discretionary)	57,114

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
778	Central Japan Railway Co. (Industrials)	$ 137,705
6,627	Chiba Bank Ltd. (The) (Financials)	34,777
14,578	Chubu Electric Power Co., Inc. (Utilities)	199,075
2,793	Chugoku Electric Power Co., Inc. (The) (Utilities)	34,980
7,560	Concordia Financial Group Ltd. (Financials)*	35,194
4,178	CYBERDYNE, Inc. (Health Care)*	97,947
5,228	Dai Nippon Printing Co. Ltd. (Industrials)	53,550
6,766	Daiichi Sankyo Co. Ltd. (Health Care)	157,185
819	Daikin Industries Ltd. (Industrials)	70,125
1,781	Daito Trust Construction Co. Ltd. (Financials)	258,466
5,857	Daiwa House Industry Co. Ltd. (Financials)	169,893
7,057	Daiwa Securities Group, Inc. (Financials)	41,118
1,222	Denso Corp. (Consumer Discretionary)	48,140
1,262	Dentsu, Inc. (Consumer Discretionary)	63,837
1,379	East Japan Railway Co. (Industrials)	126,019
2,646	Eisai Co. Ltd. (Health Care)	164,097
3,463	FamilyMart Co. Ltd. (Consumer Staples)	181,729
266	FANUC Corp. (Industrials)	40,726
1,167	Fast Retailing Co. Ltd. (Consumer Discretionary)	314,465
3,293	Fuji Heavy Industries Ltd. (Consumer Discretionary)	123,222
8,225	FUJIFILM Holdings Corp. (Information Technology)	333,880
41,619	Fujitsu Ltd. (Information Technology)	168,120

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
66,841	GungHo Online Entertainment, Inc. (Information Technology)	$ 194,065
11,076	Hankyu Hanshin Holdings, Inc. (Industrials)	76,001
4,414	Hikari Tsushin, Inc. (Consumer Discretionary)	359,790
11,720	Hitachi Construction Machinery Co. Ltd. (Industrials)	180,917
12,618	Hitachi Ltd. (Information Technology)	58,252
5,327	Hokuriku Electric Power Co. (Utilities)	66,524
14,998	Honda Motor Co. Ltd. (Consumer Discretionary)	426,119
610	Hoshizaki Electric Co. Ltd. (Industrials)	58,357
8,150	Hoya Corp. (Health Care)	287,111
9,269	Idemitsu Kosan Co. Ltd. (Energy)	185,372
7,743	Iida Group Holdings Co. Ltd. (Consumer Discretionary)	162,114
10,606	Isetan Mitsukoshi Holdings Ltd. (Consumer Discretionary)	103,569
23,724	ITOCHU Corp. (Industrials)	297,660
1,186	Japan Airlines Co. Ltd. (Industrials)	40,647
1,584	Japan Airport Terminal Co. Ltd. (Industrials)	54,702
4,425	Japan Exchange Group, Inc. (Financials)	60,248
33	Japan Retail Fund Investment Corp. REIT (Financials)	76,679
5,306	Japan Tobacco, Inc. (Consumer Staples)	210,604
59,026	JX Holdings, Inc. (Energy)	230,452
10,273	Kajima Corp. (Industrials)	69,935
23,060	Kakaku.com, Inc. (Information Technology)	436,644

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
6,668	Kamigumi Co. Ltd. (Industrials)	$ 60,965
8,565	Kaneka Corp. (Materials)	68,115
11,525	Kao Corp. (Consumer Staples)	634,002
13,282	KDDI Corp. (Telecommunication Services)	387,664
13,729	Keihan Holdings Co. Ltd. (Industrials)	92,595
6,414	Keikyu Corp. (Industrials)	60,725
6,147	Keio Corp. (Industrials)	52,655
5,908	Keisei Electric Railway Co. Ltd. (Industrials)	79,267
220	Keyence Corp. (Information Technology)	139,651
2,157	Kikkoman Corp. (Consumer Staples)	77,407
18,093	Kintetsu Group Holdings Co. Ltd. (Industrials)	72,760
8,366	Kirin Holdings Co. Ltd. (Consumer Staples)	140,609
1,007	Koito Manufacturing Co. Ltd. (Consumer Discretionary)	47,488
2,963	Komatsu Ltd. (Industrials)	51,095
2,886	Konami Holdings Corp. (Information Technology)	109,294
31,727	Konica Minolta, Inc. (Information Technology)	273,486
3,360	Kose Corp. (Consumer Staples)	301,750
2,207	Kubota Corp. (Industrials)	32,447
4,041	Kuraray Co. Ltd. (Materials)	53,634
2,270	Kurita Water Industries Ltd. (Industrials)	53,155
1,595	Kyocera Corp. (Information Technology)	79,674
3,403	Kyowa Hakko Kirin Co. Ltd. (Health Care)	61,982
4,307	Lawson, Inc. (Consumer Staples)	340,583
8,650	M3, Inc. (Health Care)	248,413

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
492	Makita Corp. (Industrials)	$ 31,852
8,707	Marubeni Corp. (Industrials)	41,837
2,709	Marui Group Co. Ltd. (Consumer Discretionary)	39,742
1,996	Maruichi Steel Tube Ltd. (Materials)	66,590
9,328	Mazda Motor Corp. (Consumer Discretionary)	160,730
3,605	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)	94,623
3,594	Medipal Holdings Corp. (Health Care)	62,382
5,126	MEIJI Holdings Co. Ltd. (Consumer Staples)	462,660
2,831	Miraca Holdings, Inc. (Health Care)	119,591
39,327	Mitsubishi Chemical Holdings Corp. (Materials)	200,137
13,085	Mitsubishi Corp. (Industrials)	232,074
7,947	Mitsubishi Electric Corp. (Industrials)	95,983
3,148	Mitsubishi Estate Co. Ltd. (Financials)	60,729
23,801	Mitsubishi Gas Chemical Co., Inc. (Materials)	134,988
8,574	Mitsubishi Heavy Industries Ltd. (Industrials)	34,766
14,290	Mitsubishi Materials Corp. (Materials)	41,232
39,833	Mitsubishi Motors Corp. (Consumer Discretionary)	207,955
7,125	Mitsubishi Tanabe Pharma Corp. (Health Care)	119,687
78,163	Mitsubishi UFJ Financial Group, Inc. (Financials)	390,304
36,869	Mitsubishi UFJ Lease & Finance Co. Ltd. (Financials)	158,573
17,137	Mitsui & Co. Ltd. (Industrials)	206,284
10,917	Mitsui Chemicals, Inc. (Materials)	41,047
1,689	Mitsui Fudosan Co. Ltd. (Financials)	41,446

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
95,846	Mitsui OSK Lines Ltd. (Industrials)	$ 217,783
7,958	Mixi, Inc. (Information Technology)	307,112
203,480	Mizuho Financial Group, Inc. (Financials)	319,976
2,963	MS&AD Insurance Group Holdings, Inc. (Financials)	84,478
966	Murata Manufacturing Co. Ltd. (Information Technology)	112,797
46,560	Nagoya Railroad Co. Ltd. (Industrials)	234,259
3,089	Nexon Co. Ltd. (Information Technology)	50,775
20,735	NHK Spring Co. Ltd. (Consumer Discretionary)	178,362
994	Nidec Corp. (Industrials)	76,693
12,324	Nikon Corp. (Consumer Discretionary)	173,017
9,284	Nippon Express Co. Ltd. (Industrials)	40,014
34	Nippon Prologis REIT, Inc. REIT (Financials)	73,699
9,989	Nippon Steel & Sumitomo Metal Corp. (Materials)	206,256
7,954	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	348,196
6,673	Nissan Motor Co. Ltd. (Consumer Discretionary)	67,690
4,662	Nisshin Seifun Group, Inc. (Consumer Staples)	79,322
1,071	Nissin Foods Holdings Co. Ltd. (Consumer Staples)	53,692
4,565	Nitori Holdings Co. Ltd. (Consumer Discretionary)	463,477
504	Nitto Denko Corp. (Materials)	33,124
15,470	Nomura Real Estate Holdings, Inc. (Financials)	277,722

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
1,643	Nomura Research Institute Ltd. (Information Technology)	$ 61,999
2,920	NTT Data Corp. (Information Technology)	150,601
10,969	NTT DOCOMO, Inc. (Telecommunication Services)	274,855
6,059	Obayashi Corp. (Industrials)	63,756
1,199	Obic Co. Ltd. (Information Technology)	65,191
5,854	Odakyu Electric Railway Co. Ltd. (Industrials)	63,552
14,791	Oji Holdings Corp. (Materials)	60,815
3,291	Olympus Corp. (Health Care)	139,320
4,090	Omron Corp. (Information Technology)	131,656
2,504	Ono Pharmaceutical Co. Ltd. (Health Care)	111,173
3,236	Oracle Corp. Japan (Information Technology)	171,859
789	Oriental Land Co. Ltd. (Consumer Discretionary)	51,877
10,589	ORIX Corp. (Financials)	147,036
27,860	Osaka Gas Co. Ltd. (Utilities)	104,502
693	Otsuka Corp. (Information Technology)	32,805
7,488	Otsuka Holdings Co. Ltd. (Health Care)	305,853
20,919	Panasonic Corp. (Consumer Discretionary)	194,562
5,671	Park24 Co. Ltd. (Industrials)	162,094
2,852	Pola Orbis Holdings, Inc. (Consumer Staples)	246,871
7,002	Recruit Holdings Co. Ltd. (Industrials)	238,335
27,633	Resona Holdings, Inc. (Financials)	104,996
7,652	Ricoh Co. Ltd. (Information Technology)	66,650

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
1,266	Ryohin Keikaku Co. Ltd. (Consumer Discretionary)	$ 291,429
1,457	Sankyo Co. Ltd. (Consumer Discretionary)	54,323
9,379	SBI Holdings, Inc. (Financials)	97,845
2,203	Secom Co. Ltd. (Industrials)	172,518
2,905	Sega Sammy Holdings, Inc. (Consumer Discretionary)	35,414
5,726	Sekisui Chemical Co. Ltd. (Consumer Discretionary)	74,657
4,804	Sekisui House Ltd. (Consumer Discretionary)	86,026
6,344	Seven & i Holdings Co. Ltd. (Consumer Staples)	271,367
11,036	Seven Bank Ltd. (Financials)	40,600
4,755	Shimadzu Corp. (Information Technology)	72,458
1,237	Shimamura Co. Ltd. (Consumer Discretionary)	160,613
1,011	Shimano, Inc. (Consumer Discretionary)	157,614
7,306	Shimizu Corp. (Industrials)	65,349
1,383	Shin-Etsu Chemical Co. Ltd. (Materials)	80,657
42,627	Shinsei Bank Ltd. (Financials)	68,415
2,999	Shionogi & Co. Ltd. (Health Care)	168,656
13,405	Shiseido Co. Ltd. (Consumer Staples)	353,482
4,911	Shizuoka Bank Ltd. (The) (Financials)	36,709
8,468	Showa Shell Sekiyu KK (Energy)	85,821
1,714	SoftBank Group Corp. (Telecommunication Services)	96,252
1,629	Sohgo Security Services Co. Ltd. (Industrials)	80,198
1,659	Sompo Japan Nipponkoa Holdings, Inc. (Financials)	46,761

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
8,884	Sony Corp. (Consumer Discretionary)	$ 248,324
6,528	Start Today Co. Ltd. (Consumer Discretionary)	297,838
19,686	Sumitomo Chemical Co. Ltd. (Materials)	90,172
14,536	Sumitomo Corp. (Industrials)	149,089
3,658	Sumitomo Electric Industries Ltd. (Consumer Discretionary)	51,767
11,567	Sumitomo Mitsui Financial Group, Inc. (Financials)	377,240
5,750	Sumitomo Rubber Industries Ltd. (Consumer Discretionary)	84,509
1,554	Sundrug Co. Ltd. (Consumer Staples)	128,490
4,257	Suntory Beverage & Food Ltd. (Consumer Staples)	200,749
7,091	Suzuken Co. Ltd. (Health Care)	228,897
6,072	Sysmex Corp. (Health Care)	443,471
14,819	Taiheiyo Cement Corp. (Materials)	39,017
10,544	Taisei Corp. (Industrials)	78,150
948	Taisho Pharmaceutical Holdings Co. Ltd. (Health Care)	88,299
5,502	Takashimaya Co. Ltd. (Consumer Discretionary)	38,894
4,958	Takeda Pharmaceutical Co. Ltd. (Health Care)	214,450
23,387	Teijin Ltd. (Materials)	82,241
3,482	Terumo Corp. (Health Care)	146,306
14,501	Tobu Railway Co. Ltd. (Industrials)	73,613
1,203	Toho Co. Ltd. (Consumer Discretionary)	32,867
9,050	Toho Gas Co. Ltd. (Utilities)	67,076
8,702	Tohoku Electric Power Co., Inc. (Utilities)	112,203
2,226	Tokio Marine Holdings, Inc. (Financials)	77,053

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
35,428	Tokyo Electric Power Co. Holdings, Inc. (Utilities)*	$ 166,431
430	Tokyo Electron Ltd. (Information Technology)	31,878
19,609	Tokyo Gas Co. Ltd. (Utilities)	79,193
21,034	Tokyu Corp. (Industrials)	180,175
7,550	TonenGeneral Sekiyu KK (Energy)	71,820
8,092	Toppan Printing Co. Ltd. (Industrials)	73,109
9,340	Toray Industries, Inc. (Materials)	80,772
1,610	TOTO Ltd. (Industrials)	61,116
2,904	Toyo Seikan Group Holdings Ltd. (Materials)	61,298
1,892	Toyo Suisan Kaisha Ltd. (Consumer Staples)	73,271
4,156	Toyoda Gosei Co. Ltd. (Consumer Discretionary)	81,505
11,351	Toyota Motor Corp. (Consumer Discretionary)	591,883
4,227	Toyota Tsusho Corp. (Industrials)	99,858
1,196	Trend Micro, Inc. (Information Technology)	43,352
959	Tsuruha Holdings, Inc. (Consumer Staples)	99,700
9,577	Unicharm Corp. (Consumer Staples)	187,257
46	United Urban Investment Corp. REIT (Financials)	72,585
634	West Japan Railway Co. (Industrials)	39,639
1,008	Yakult Honsha Co. Ltd. (Consumer Staples)	49,443
5,950	Yamaguchi Financial Group, Inc. (Financials)	58,049
2,768	Yamaha Corp. (Consumer Discretionary)	83,860
25,748	Yamazaki Baking Co. Ltd. (Consumer Staples)	631,715

		31,348,320

Shares	Description	Value
Common Stocks – (continued)
Jersey Island – 0.1%
894	Randgold Resources Ltd. (Materials)	$ 75,471

Luxembourg – 0.4%
3,587	Millicom International Cellular SA (Telecommunication Services)	208,695
2,975	RTL Group SA (Consumer Discretionary)	266,974
2,874	SES SA (Consumer Discretionary)	64,405
3,743	Tenaris SA (Energy)	49,628

		589,702

Mexico – 0.0%
5,103	Fresnillo PLC (Materials)	74,943

Netherlands – 3.0%
1,119	Akzo Nobel NV (Materials)	75,989
2,644	Altice NV, Class A (Consumer Discretionary)*	45,594
605	ASML Holding NV (Information Technology)	60,212
4,901	Boskalis Westminster (Industrials)	177,594
1,173	Gemalto NV (Information Technology)	71,730
6,787	Heineken Holding NV (Consumer Staples)	557,152
3,516	Heineken NV (Consumer Staples)	326,717
28,881	ING Groep NV (Financials)	359,939
28,416	Koninklijke Ahold NV (Consumer Staples)	629,835
1,037	Koninklijke DSM NV (Materials)	61,751
26,017	Koninklijke KPN NV (Telecommunication Services)	103,313
4,651	Koninklijke Philips NV (Industrials)	125,404

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Netherlands – (continued)
1,376	Koninklijke Vopak NV (Energy)	$ 71,736
6,800	NN Group NV (Financials)	227,217
4,827	Randstad Holding NV (Industrials)	260,864
21,308	Royal Dutch Shell PLC, Class A (Energy)	514,054
17,455	Royal Dutch Shell PLC, Class B (Energy)	421,862
42,271	TNT Express NV (Industrials)*	375,807
6,080	Wolters Kluwer NV (Consumer Discretionary)	242,483

		4,709,253

New Zealand – 0.1%
22,794	Auckland International Airport Ltd. (Industrials)	96,229
17,430	Meridian Energy Ltd. (Utilities)	31,603
4,831	Ryman Healthcare Ltd. (Health Care)	31,377
26,602	Spark New Zealand Ltd. (Telecommunication Services)	66,591

		225,800

Norway – 0.9%
8,928	DNB ASA (Financials)	114,547
5,747	Gjensidige Forsikring ASA (Financials)	99,160
7,504	Marine Harvest ASA (Consumer Staples)*	125,348
90,839	Norsk Hydro ASA (Materials)	362,241
15,472	Orkla ASA (Consumer Staples)	140,047
4,904	Schibsted ASA, Class A (Consumer Discretionary)	152,459
5,168	Schibsted ASA, Class B (Consumer Discretionary)	153,252
1,943	Statoil ASA (Energy)	30,993

Shares	Description	Value
Common Stocks – (continued)
Norway – (continued)
3,450	Telenor ASA (Telecommunication Services)	$ 57,506
2,268	Yara International ASA (Materials)	81,818

		1,317,371

Portugal – 0.2%
16,815	EDP - Energias de Portugal SA (Utilities)	56,064
5,001	Galp Energia SGPS SA (Energy)	65,584
8,524	Jeronimo Martins SGPS SA (Consumer Staples)	138,165

		259,813

Singapore – 1.3%
18,376	Ascendas Real Estate Investment Trust REIT (Financials)	30,565
22,814	DBS Group Holdings Ltd. (Financials)	256,849
378,326	Golden Agri-Resources Ltd. (Consumer Staples)	107,171
6,653	Jardine Cycle & Carriage Ltd. (Consumer Discretionary)	163,335
52,473	Oversea-Chinese Banking Corp. Ltd. (Financials)	328,540
55,997	Singapore Exchange Ltd. (Financials)	315,218
22,241	Singapore Telecommunications Ltd. (Telecommunication Services)	62,519
105,975	StarHub Ltd. (Telecommunication Services)	271,721
10,710	United Overseas Bank Ltd. (Financials)	141,737

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Singapore – (continued)
152,656	Wilmar International Ltd. (Consumer Staples)	$ 368,126

		2,045,781

South Africa – 0.2%
7,233	Investec PLC (Financials)	49,354
18,392	Mediclinic International PLC (Health Care)	231,958
3,224	Mondi PLC (Materials)	63,161

		344,473

Spain – 2.7%
4,032	Abertis Infraestructuras SA (Industrials)	61,764
14,793	ACS Actividades de Construccion y Servicios SA (Industrials)	488,285
1,084	Aena SA (Industrials)*(a)	146,441
8,411	Amadeus IT Holding SA, Class A (Information Technology)	389,851
17,668	Banco Bilbao Vizcaya Argentaria SA (Financials)	117,246
95,395	Banco Santander SA (Financials)	455,698
4,150	Bankinter SA (Financials)	31,582
52,742	Distribuidora Internacional de Alimentacion SA (Consumer Staples)*	315,593
3,907	Enagas SA (Utilities)	117,175
6,128	Endesa SA (Utilities)	126,070
7,307	Ferrovial SA (Industrials)	154,800
2,835	Gas Natural SDG SA (Utilities)	56,146
3,832	Grifols SA (Health Care)	86,877
63,310	Iberdrola SA (Utilities)	429,645
13,702	Industria de Diseno Textil SA (Consumer Discretionary)	463,104
77,663	Mapfre SA (Financials)	196,952
658	Red Electrica Corp. SA (Utilities)	58,631

Shares	Description	Value
Common Stocks – (continued)
Spain – (continued)
13,265	Repsol SA (Energy)	$ 170,931
21,048	Telefonica SA (Telecommunication Services)	220,047
13,104	Zardoya Otis SA (Industrials)	135,960

		4,222,798

Sweden – 2.1%
2,779	Alfa Laval AB (Industrials)	41,952
11,513	Assa Abloy AB, Class B (Industrials)	238,991
7,459	Atlas Copco AB, Class A (Industrials)	192,430
3,027	Atlas Copco AB, Class B (Industrials)	72,076
11,163	Boliden AB (Materials)	197,248
7,136	Electrolux AB, Series B (Consumer Discretionary)	191,187
18,894	Hennes & Mauritz AB, Class B (Consumer Discretionary)	579,040
2,205	Hexagon AB, Class B (Information Technology)	85,499
4,745	ICA Gruppen AB (Consumer Staples)	166,834
3,199	Industrivarden AB, Class C (Financials)	53,998
1,836	Investment AB Kinnevik (Financials)*	3,934
1,878	Investment AB Kinnevik, Class B (Financials)	45,639
2,085	Investor AB, Class B (Financials)	72,435
10,070	Nordea Bank AB (Financials)	97,587
16,588	Securitas AB, Class B (Industrials)	261,135
5,689	Skandinaviska Enskilda Banken AB, Class A (Financials)	54,450
3,871	Skanska AB, Class B (Industrials)	84,897
4,647	Svenska Cellulosa AB SCA, Class B (Consumer Staples)	148,535

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
10,811	Svenska Handelsbanken AB, Class A (Financials)	$ 138,224
5,101	Swedbank AB, Class A (Financials)	112,117
4,904	Swedish Match AB (Consumer Staples)	167,082
10,267	Tele2 AB, Class B (Telecommunication Services)	89,970
10,933	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	84,158
29,090	Telia Co. AB (Telecommunication Services)	136,130

		3,315,548

Switzerland – 9.3%
10,202	ABB Ltd. (Industrials)*	212,208
2,806	Actelion Ltd. (Health Care)*	460,328
2,074	Adecco Group AG (Industrials)	125,687
2,865	Aryzta AG (Consumer Staples)*	114,001
1,514	Baloise Holding AG (Financials)	187,004
103	Barry Callebaut AG (Consumer Staples)*	121,731
63	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	388,126
2,666	Cie Financiere Richemont SA (Consumer Discretionary)	157,005
12,037	Coca-Cola HBC AG (Consumer Staples)*	235,292
2,670	Credit Suisse Group AG (Financials)*	36,577
473	EMS-Chemie Holding AG (Materials)	234,430
99	Galenica AG (Health Care)	130,745
427	Geberit AG (Industrials)	163,207
134	Givaudan SA (Materials)	256,759

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
343,170	Glencore PLC (Materials)*	$ 654,824
1,258	Julius Baer Group Ltd. (Financials)*	55,966
3,690	Kuehne + Nagel International AG (Industrials)	518,871
882	LafargeHolcim Ltd. (Materials)*	39,655
2,272	Lonza Group AG (Health Care)*	392,150
31,618	Nestle SA (Consumer Staples)	2,334,300
21,307	Novartis AG (Health Care)	1,690,930
2,756	Pargesa Holding SA (Financials)	181,987
1,158	Partners Group Holding AG (Financials)	488,033
6,712	Roche Holding AG (Health Care)	1,761,377
743	Schindler Holding AG (Industrials)	136,912
751	Schindler Holding AG Participation Certificates (Industrials)	139,066
88	SGS SA (Industrials)	187,737
36	Sika AG (Materials)	155,703
1,939	Sonova Holding AG (Health Care)	258,806
28,540	STMicroelectronics NV (Information Technology)	170,839
772	Swatch Group AG (The) - Bearer (Consumer Discretionary)	227,515
3,012	Swatch Group AG (The) - Registered (Consumer Discretionary)	174,655
898	Swiss Life Holding AG (Financials)*	232,765
1,353	Swiss Prime Site AG (Financials)*	115,948
4,422	Swiss Re AG (Financials)	397,188
189	Swisscom AG (Telecommunication Services)	90,033

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
308	Syngenta AG (Materials)	$ 120,976
25,018	UBS Group AG (Financials)	386,518
8,473	Wolseley PLC (Industrials)	499,588
451	Zurich Insurance Group AG (Financials)*	109,098

		14,344,540

United Kingdom – 15.3%
25,339	3i Group PLC (Financials)	207,086
10,804	Aberdeen Asset Management PLC (Financials)	43,889
21,115	Admiral Group PLC (Financials)	604,823
14,666	Aggreko PLC (Industrials)	239,933
15,227	ARM Holdings PLC (Information Technology)	218,748
2,322	Associated British Foods PLC (Consumer Staples)	99,498
11,128	AstraZeneca PLC (Health Care)	652,407
51,647	Auto Trader Group PLC (Information Technology)(a)	295,427
13,350	Aviva PLC (Financials)	87,400
12,157	BAE Systems PLC (Industrials)	85,571
30,383	Barclays PLC (Financials)	80,662
25,847	Barratt Developments PLC (Consumer Discretionary)	222,712
1,299	Berkeley Group Holdings PLC (Consumer Discretionary)	61,920
130,052	BP PLC (Energy)	676,241
13,835	British American Tobacco PLC (Consumer Staples)	845,345
38,700	British Land Co. PLC (The) REIT (Financials)	416,826
79,237	BT Group PLC (Telecommunication Services)	510,679
4,606	Bunzl PLC (Industrials)	137,031

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
21,282	Burberry Group PLC (Consumer Discretionary)	$ 332,682
4,268	Capita PLC (Industrials)	66,097
31,486	Centrica PLC (Utilities)	93,397
35,536	CNH Industrial NV (Industrials)	250,813
17,902	Compass Group PLC (Consumer Discretionary)	335,345
2,287	Croda International PLC (Materials)	97,864
1,106	DCC PLC (Industrials)	101,255
12,968	Diageo PLC (Consumer Staples)	353,055
53,026	Direct Line Insurance Group PLC (Financials)	289,654
19,543	Dixons Carphone PLC (Consumer Discretionary)	125,157
5,779	Fiat Chrysler Automobiles NV (Consumer Discretionary)	41,271
16,809	G4S PLC (Industrials)	45,726
32,903	GlaxoSmithKline PLC (Health Care)	692,015
23,819	Hammerson PLC REIT (Financials)	200,731
24,197	Hargreaves Lansdown PLC (Financials)	475,101
163,698	HSBC Holdings PLC (Financials)	1,060,387
9,463	ICAP PLC (Financials)	59,501
2,707	IMI PLC (Industrials)	39,597
10,786	Imperial Brands PLC (Consumer Staples)	590,440
14,744	Inmarsat PLC (Telecommunication Services)	154,404
3,271	InterContinental Hotels Group PLC (Consumer Discretionary)	126,689
32,163	International Consolidated Airlines Group SA (Industrials)	251,533

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
2,334	Intertek Group PLC (Industrials)	$ 106,568
28,326	Intu Properties PLC REIT (Financials)	123,562
24,083	ITV PLC (Consumer Discretionary)	75,293
20,764	J Sainsbury PLC (Consumer Staples)	81,146
1,579	Johnson Matthey PLC (Materials)	66,281
53,470	Kingfisher PLC (Consumer Discretionary)	285,776
20,797	Land Securities Group PLC REIT (Financials)	352,949
74,876	Legal & General Group PLC (Financials)	260,903
140,155	Lloyds Banking Group PLC (Financials)	146,918
2,015	London Stock Exchange Group PLC (Financials)	80,213
37,741	Marks & Spencer Group PLC (Consumer Discretionary)	208,577
16,707	Meggitt PLC (Industrials)	94,350
17,459	Merlin Entertainments PLC (Consumer Discretionary)(a)	107,389
24,551	National Grid PLC (Utilities)	359,841
4,716	Next PLC (Consumer Discretionary)	373,409
31,573	Old Mutual PLC (Financials)	81,845
7,067	Persimmon PLC (Consumer Discretionary)	216,212
6,243	Petrofac Ltd. (Energy)	70,695
6,101	Provident Financial PLC (Financials)	258,586
25,844	Prudential PLC (Financials)	519,100
5,685	Reckitt Benckiser Group PLC (Consumer Staples)	568,873
14,402	RELX NV (Consumer Discretionary)	249,875
10,090	RELX PLC (Consumer Discretionary)	183,575
6,063	Rio Tinto PLC (Materials)	171,420

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
8,962	Rolls-Royce Holdings PLC (Industrials)*	$ 80,744
486,634	Rolls-Royce Holdings PLC - Entitlement (Industrials)*(b)(c)	708
9,717	Royal Bank of Scotland Group PLC (Financials)*	34,863
77,736	Royal Mail PLC (Industrials)	612,113
9,081	RSA Insurance Group PLC (Financials)	64,765
48,902	Sage Group PLC (The) (Information Technology)	436,314
3,881	Schroders PLC (Financials)	153,082
77,921	Segro PLC REIT (Financials)	496,640
4,291	Severn Trent PLC (Utilities)	143,148
19,407	Sky PLC (Consumer Discretionary)	272,159
16,189	Smith & Nephew PLC (Health Care)	276,160
4,182	Smiths Group PLC (Industrials)	68,295
5,885	SSE PLC (Utilities)	131,226
4,473	St James’s Place PLC (Financials)	60,385
52,702	Standard Life PLC (Financials)	260,116
6,797	Tate & Lyle PLC (Consumer Staples)	62,178
46,580	Taylor Wimpey PLC (Consumer Discretionary)	139,255
106,349	Tesco PLC (Consumer Staples)*	255,560
3,686	Travis Perkins PLC (Industrials)	103,169
14,542	Unilever NV (Consumer Staples)	653,464
13,808	Unilever PLC (Consumer Staples)	632,269
7,470	United Utilities Group PLC (Utilities)	105,464
155,338	Vodafone Group PLC (Telecommunication Services)	521,939

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
3,374	Weir Group PLC (The) (Industrials)	$ 58,881
2,992	Whitbread PLC (Consumer Discretionary)	183,427
88,972	William Hill PLC (Consumer Discretionary)	402,871
224,133	Wm Morrison Supermarkets PLC (Consumer Staples)	646,579
10,759	Worldpay Group PLC (Information Technology)*(a)	43,393
23,820	WPP PLC (Consumer Discretionary)	551,947

		23,763,382

United States – 0.7%
2,540	Carnival PLC (Consumer Discretionary)	126,030
10,310	QIAGEN NV (Health Care)*	221,173
6,299	Shire PLC (Health Care)	390,565
527	Taro Pharmaceutical Industries Ltd. (Health Care)*	77,005
4,789	Thomson Reuters Corp. (Consumer Discretionary)	201,613
3,601	Valeant Pharmaceuticals International, Inc. (Health Care)*	103,012

		1,119,398

TOTAL COMMON STOCKS (Cost $149,678,881)		$153,905,052

Preferred Stocks – 0.4%
Germany – 0.4%
459	Bayerische Motoren Werke AG (Consumer Discretionary)	$ 33,776
6,933	FUCHS PETROLUB SE (Materials)	282,369

Shares	Description	Value
Preferred Stocks – (continued)
Germany – (continued)
2,131	Henkel AG & Co KGaA (Consumer Staples)	$ 248,502

TOTAL PREFERRED STOCKS (Cost $563,250)		$ 564,647

Units	Description	Expiration Month	Value
Rights – 0.0%
Spain – 0.0%
4,032	Abertis Infraestructuras SA (Industrials)*	06/16	$ 3,093
8,690	Ferrovial SA (Industrials)*	07/16	3,105

TOTAL RIGHTS (Cost $3,008)			$ 6,198

TOTAL INVESTMENTS – 99.6% (Cost $150,245,139)			$154,475,897

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%			620,935

NET ASSETS – 100.0%			$155,096,832

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non Income Producing

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,280,022, which represents approximately 0.8% of net assets as of May 31, 2016.

(b)	Shares cannot be sold until a specified date and are therefore deemed to be illiquid.

(c)	Security fair valued in good faith in accordance with the procedures established by the Board of Trustees.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$150,245,139

Gross unrealized gain	6,655,737
Gross unrealized loss	(2,424,979)

Net unrealized gain	$4,230,758

Additional information regarding the Fund is available in the Fund’s most recent Prospectus. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 99.2%
Consumer Discretionary – 20.6%
1,104	ABC-Mart, Inc.	$ 71,473
811	Aisin Seiki Co. Ltd.	33,455
3,000	Asics Corp.	68,193
6,882	Bandai Namco Holdings, Inc.	170,398
2,124	Benesse Holdings, Inc.	46,921
7,054	Bridgestone Corp.	243,349
4,017	Casio Computer Co. Ltd.	62,480
1,200	Daihatsu Motor Co. Ltd.	16,425
2,808	Denso Corp.	110,619
1,924	Dentsu, Inc.	97,323
783	Don Quijote Holdings Co. Ltd.	25,134
521	Fast Retailing Co. Ltd.	140,391
6,441	Fuji Heavy Industries Ltd.	241,018
2,820	Hakuhodo DY Holdings, Inc.	35,395
941	Hikari Tsushin, Inc.	76,702
20,628	Honda Motor Co. Ltd.	586,077
4,897	Iida Group Holdings Co. Ltd.	102,528
8,204	Isetan Mitsukoshi Holdings Ltd.	80,113
1,943	Isuzu Motors Ltd.	23,406
3,600	J Front Retailing Co. Ltd.	43,107
1,038	Koito Manufacturing Co. Ltd.	48,949
5,718	Marui Group Co. Ltd.	83,884
13,307	Mazda Motor Corp.	229,292
2,500	McDonald’s Holdings Co. Japan Ltd.	65,619
40,022	Mitsubishi Motors Corp.	208,942
686	NGK Spark Plug Co. Ltd.	13,293
3,266	NHK Spring Co. Ltd.	28,094
10,013	Nikon Corp.	140,573
14,737	Nissan Motor Co. Ltd.	149,489
1,546	Nitori Holdings Co. Ltd.	156,963
1,200	Oriental Land Co. Ltd.	78,900
20,582	Panasonic Corp.	191,428
4,679	Rakuten, Inc.	50,395
833	Rinnai Corp.	72,556
656	Ryohin Keikaku Co. Ltd.	151,009
854	Sankyo Co. Ltd.	31,841
2,081	Sega Sammy Holdings, Inc.	25,369

Shares	Description	Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
7,800	Sekisui Chemical Co. Ltd.	$ 101,698
5,078	Sekisui House Ltd.	90,933
622	Shimamura Co. Ltd.	80,761
732	Shimano, Inc.	114,118
11,716	Sony Corp.	327,484
2,488	Start Today Co. Ltd.	113,514
4,074	Sumitomo Electric Industries Ltd.	57,654
2,675	Sumitomo Rubber Industries Ltd.	39,315
3,103	Suzuki Motor Corp.	79,712
7,730	Takashimaya Co. Ltd.	54,644
1,240	Toho Co. Ltd.	33,878
1,139	Toyoda Gosei Co. Ltd.	22,337
433	Toyota Industries Corp.	18,760
24,685	Toyota Motor Corp.	1,287,168
1,033	USS Co Ltd.	16,347
15,850	Yamada Denki Co. Ltd.	74,602
3,600	Yamaha Corp.	109,066
1,686	Yamaha Motor Co. Ltd.	29,827
1,593	Yokohama Rubber Co. Ltd. (The)	24,461

		6,677,382

Consumer Staples – 12.7%
11,614	Aeon Co. Ltd.	176,297
8,116	Ajinomoto Co., Inc.	195,793
6,450	Asahi Group Holdings Ltd.	219,488
1,800	Calbee, Inc.	66,381
2,152	FamilyMart Co. Ltd.	112,931
11,621	Japan Tobacco, Inc.	461,257
6,499	Kao Corp.	357,517
2,484	Kikkoman Corp.	89,142
14,749	Kirin Holdings Co. Ltd.	247,889
1,482	Kose Corp.	133,093
2,227	Lawson, Inc.	176,104
1,981	MEIJI Holdings Co. Ltd.	178,800
2,178	NH Foods Ltd.	50,824
6,199	Nisshin Seifun Group, Inc.	105,473

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Consumer Staples – (continued)
1,092	Nissin Foods Holdings Co. Ltd.	$ 54,745
1,360	Pola Orbis Holdings, Inc.	117,722
9,917	Seven & i Holdings Co. Ltd.	424,203
5,837	Shiseido Co. Ltd.	153,918
1,266	Sundrug Co. Ltd.	104,677
3,822	Suntory Beverage & Food Ltd.	180,236
2,324	Toyo Suisan Kaisha Ltd.	90,001
927	Tsuruha Holdings, Inc.	96,374
3,881	Unicharm Corp.	75,884
932	Yakult Honsha Co. Ltd.	45,716
7,642	Yamazaki Baking Co. Ltd.	187,493

		4,101,958

Energy – 1.7%
9,363	Idemitsu Kosan Co. Ltd.	187,252
2,400	Inpex Corp.	19,749
64,367	JX Holdings, Inc.	251,304
3,748	Showa Shell Sekiyu KK	37,985
4,337	TonenGeneral Sekiyu KK	41,256

		537,546

Financials – 15.2%
11,926	Acom Co. Ltd.*	65,703
1,546	AEON Financial Service Co. Ltd.	34,111
2,150	Aeon Mall Co. Ltd.	28,362
15,896	Aozora Bank Ltd.	54,035
1,062	Bank of Kyoto Ltd. (The)	7,009
3,321	Chiba Bank Ltd. (The)	17,428
1,708	Chugoku Bank Ltd. (The)	19,389
4,652	Concordia Financial Group Ltd.*	21,657
1,088	Credit Saison Co. Ltd.	20,719
11,696	Dai-ichi Life Insurance Co. Ltd. (The)	154,024
1,362	Daito Trust Construction Co. Ltd.	197,659
7,490	Daiwa House Industry Co. Ltd.	217,261

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
13,005	Daiwa Securities Group, Inc.	$ 75,775
3,256	Fukuoka Financial Group, Inc.	11,861
3,827	Hachijuni Bank Ltd. (The)	16,908
2,465	Hiroshima Bank Ltd. (The)	9,291
2,796	Hulic Co. Ltd.	27,707
1,715	Iyo Bank Ltd. (The)	11,412
6,841	Japan Exchange Group, Inc.	93,142
1,800	Japan Post Bank Co. Ltd.	21,521
2,125	Japan Post Holdings Co. Ltd.	27,457
18	Japan Prime Realty Investment Corp. REIT	77,012
16	Japan Real Estate Investment Corp. REIT	93,630
28	Japan Retail Fund Investment Corp. REIT	65,061
6,354	Joyo Bank Ltd. (The)	23,490
9,321	Kyushu Financial Group, Inc.	50,259
6,202	Mitsubishi Estate Co. Ltd.	119,645
111,685	Mitsubishi UFJ Financial Group, Inc.	557,695
36,000	Mitsubishi UFJ Lease & Finance Co. Ltd.	154,835
6,605	Mitsui Fudosan Co. Ltd.	162,080
208,200	Mizuho Financial Group, Inc.	327,398
2,869	MS&AD Insurance Group Holdings, Inc.	81,798
15	Nippon Building Fund, Inc. REIT	89,130
27	Nippon Prologis REIT, Inc. REIT	58,526
16,779	Nomura Holdings, Inc.	72,680
10,275	Nomura Real Estate Holdings, Inc.	184,460
18	Nomura Real Estate Master Fund, Inc. REIT	28,403
2,012	NTT Urban Development Corp.	20,137
15,616	ORIX Corp.	216,840

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
28,200	Resona Holdings, Inc.	$ 107,150
2,524	SBI Holdings, Inc.	26,331
12,826	Seven Bank Ltd.	47,185
20,110	Shinsei Bank Ltd.	32,276
2,525	Shizuoka Bank Ltd. (The)	18,874
2,878	Sompo Japan Nipponkoa Holdings, Inc.	81,120
2,262	Sony Financial Holdings, Inc.	27,636
14,396	Sumitomo Mitsui Financial Group, Inc.	469,504
10,579	Sumitomo Mitsui Trust Holdings, Inc.	36,791
2,714	Sumitomo Realty & Development Co. Ltd.	75,812
3,072	Suruga Bank Ltd.	68,722
6,307	T&D Holdings, Inc.	62,925
6,466	Tokio Marine Holdings, Inc.	223,822
2,146	Tokyo Tatemono Co. Ltd.	27,361
8,110	Tokyu Fudosan Holdings Corp.	53,528
29	United Urban Investment Corp. REIT	45,760

		4,920,307

Health Care – 10.9%
7,040	Alfresa Holdings Corp.	148,348
22,584	Astellas Pharma, Inc.	308,912
1,717	Chugai Pharmaceutical Co. Ltd.	60,301
2,859	CYBERDYNE, Inc.*	67,025
10,849	Daiichi Sankyo Co. Ltd.	252,040
2,464	Eisai Co. Ltd.	152,810
1,774	Hisamitsu Pharmaceutical Co., Inc.	94,854
5,541	Hoya Corp.	195,200
5,201	Kyowa Hakko Kirin Co. Ltd.	94,730
3,666	M3, Inc.	105,281
4,221	Medipal Holdings Corp.	73,265
2,285	Miraca Holdings, Inc.	96,526
4,011	Mitsubishi Tanabe Pharma Corp.	67,377

Shares	Description	Value
Common Stocks – (continued)
Health Care – (continued)
3,398	Olympus Corp.	$ 143,849
4,029	Ono Pharmaceutical Co. Ltd.	178,881
7,458	Otsuka Holdings Co. Ltd.	304,628
3,776	Santen Pharmaceutical Co. Ltd.	55,565
3,953	Shionogi & Co. Ltd.	222,306
5,499	Sumitomo Dainippon Pharma Co. Ltd.	80,424
3,246	Suzuken Co. Ltd.	104,781
2,284	Sysmex Corp.	166,813
581	Taisho Pharmaceutical Holdings Co. Ltd.	54,116
7,530	Takeda Pharmaceutical Co. Ltd.	325,697
4,062	Terumo Corp.	170,677

		3,524,406

Industrials – 16.8%
2,623	Amada Holdings Co. Ltd.	28,878
14,034	ANA Holdings, Inc.	40,987
3,559	Asahi Glass Co. Ltd.	21,565
1,482	Central Japan Railway Co.	262,312
3,381	Dai Nippon Printing Co. Ltd.	34,632
1,896	Daikin Industries Ltd.	162,341
2,937	East Japan Railway Co.	268,396
996	FANUC Corp.	152,492
1,617	Fuji Electric Co. Ltd.	6,532
6,866	Hankyu Hanshin Holdings, Inc.	47,113
1,307	Hino Motors Ltd.	13,388
8,697	Hitachi Construction Machinery Co. Ltd.	134,252
1,008	Hoshizaki Electric Co. Ltd.	96,433
16,181	ITOCHU Corp.	203,019
2,086	Japan Airlines Co. Ltd.	71,493
1,038	Japan Airport Terminal Co. Ltd.	35,846
826	JGC Corp.	12,758
11,768	Kajima Corp.	80,112
3,438	Kamigumi Co. Ltd.	31,433

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
2,288	Kawasaki Heavy Industries Ltd.	$ 7,117
10,636	Keihan Holdings Co. Ltd.	71,735
4,680	Keikyu Corp.	44,308
6,481	Keio Corp.	55,516
4,266	Keisei Electric Railway Co. Ltd.	57,236
26,194	Kintetsu Group Holdings Co. Ltd.	105,338
4,125	Komatsu Ltd.	71,133
5,734	Kubota Corp.	84,300
1,142	Kurita Water Industries Ltd.	26,742
1,858	LIXIL Group Corp.	33,540
1,500	Makita Corp.	97,110
41,606	Marubeni Corp.	199,917
18,600	Mitsubishi Corp.	329,888
12,289	Mitsubishi Electric Corp.	148,425
7,461	Mitsubishi Heavy Industries Ltd.	30,253
581	Mitsubishi Logistics Corp.	8,178
8,400	Mitsui & Co. Ltd.	101,114
116,238	Mitsui OSK Lines Ltd.	264,118
697	Nabtesco Corp.	17,716
18,459	Nagoya Railroad Co. Ltd.	92,873
1,249	NGK Insulators Ltd.	27,468
1,200	Nidec Corp.	92,587
11,319	Nippon Express Co. Ltd.	48,785
25,949	Nippon Yusen KK	49,135
1,200	NSK Ltd.	10,658
8,540	Obayashi Corp.	89,862
4,322	Odakyu Electric Railway Co. Ltd.	46,920
5,050	Park24 Co. Ltd.	144,344
3,048	Recruit Holdings Co. Ltd.	103,748
1,851	Secom Co. Ltd.	144,952
1,174	Seibu Holdings, Inc.	22,113
4,903	Shimizu Corp.	43,855
141	SMC Corp.	35,916
1,649	Sohgo Security Services Co. Ltd.	81,182
26,318	Sumitomo Corp.	269,931

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
10,619	Taisei Corp.	$ 78,705
8,451	Tobu Railway Co. Ltd.	42,901
13,320	Tokyu Corp.	114,098
5,402	Toppan Printing Co. Ltd.	48,806
3,360	Toshiba Corp.*	8,289
2,724	TOTO Ltd.	103,404
8,722	Toyota Tsusho Corp.	206,047
1,084	West Japan Railway Co.	67,774
1,026	Yamato Holdings Co. Ltd.	20,829

		5,452,848

Information Technology – 10.1%
2,313	Alps Electric Co. Ltd.	46,758
7,292	Brother Industries Ltd.	87,382
10,024	Canon, Inc.	290,312
6,000	FUJIFILM Holdings Corp.	243,560
27,268	Fujitsu Ltd.	110,149
20,860	GungHo Online Entertainment, Inc.	60,565
1,117	Hamamatsu Photonics KK	30,416
155	Hirose Electric Co. Ltd.	19,231
257	Hitachi High-Technologies Corp.	7,485
31,098	Hitachi Ltd.	143,566
4,931	Kakaku.com, Inc.	93,369
442	Keyence Corp.	280,572
3,000	Konami Holdings Corp.	113,611
12,636	Konica Minolta, Inc.	108,922
1,996	Kyocera Corp.	99,706
2,400	Mixi, Inc.	92,620
1,392	Murata Manufacturing Co. Ltd.	162,539
5,512	Nexon Co. Ltd.	90,603
608	Nintendo Co. Ltd.	90,182
1,977	Nomura Research Institute Ltd.	74,602
2,747	NTT Data Corp.	141,678
1,254	Obic Co. Ltd.	68,181
3,038	Omron Corp.	97,792
1,647	Oracle Corp. Japan	87,470

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Information Technology – (continued)
1,868	Otsuka Corp.	$ 88,427
7,200	Ricoh Co. Ltd.	62,713
250	Rohm Co. Ltd.	10,674
3,735	Seiko Epson Corp.	67,220
5,667	Shimadzu Corp.	86,355
244	TDK Corp.	14,257
1,262	Tokyo Electron Ltd.	93,559
2,478	Trend Micro, Inc.	89,821
7,200	Yahoo Japan Corp.	32,330
2,737	Yaskawa Electric Corp.	34,649
5,663	Yokogawa Electric Corp.	65,359

		3,286,635

Materials – 3.6%
1,032	Air Water, Inc.	16,145
3,662	Asahi Kasei Corp.	24,530
2,985	Daicel Corp.	37,250
1,200	JSR Corp.	17,637
9,708	Kaneka Corp.	77,205
2,400	Kuraray Co. Ltd.	31,854
1,925	Maruichi Steel Tube Ltd.	64,222
21,000	Mitsubishi Chemical Holdings Corp.	106,870
2,021	Mitsubishi Gas Chemical Co., Inc.	11,462
20,140	Mitsubishi Materials Corp.	58,111
30,783	Mitsui Chemicals, Inc.	115,743
4,259	Nippon Steel & Sumitomo Metal Corp.	87,941
816	Nitto Denko Corp.	53,630
20,069	Oji Holdings Corp.	82,516
1,652	Shin-Etsu Chemical Co. Ltd.	96,345
14,343	Sumitomo Chemical Co. Ltd.	65,698
10,548	Taiheiyo Cement Corp.	27,772
11,474	Teijin Ltd.	40,348
8,982	Toray Industries, Inc.	77,676
4,000	Toyo Seikan Group Holdings Ltd.	84,433

		1,177,388

Shares	Description	Value
Common Stocks – (continued)
Telecommunication Services – 4.5%
16,313	KDDI Corp.	$ 476,130
7,125	Nippon Telegraph & Telephone Corp.	311,905
13,652	NTT DOCOMO, Inc.	342,085
5,740	SoftBank Group Corp.	322,336

		1,452,456

Utilities – 3.1%
14,658	Chubu Electric Power Co., Inc.	200,167
3,233	Chugoku Electric Power Co., Inc. (The)	40,491
1,200	Electric Power Development Co. Ltd.	31,064
3,000	Hokuriku Electric Power Co.	37,465
15,743	Kansai Electric Power Co., Inc. (The)*	152,455
2,423	Kyushu Electric Power Co., Inc.*	24,579
15,306	Osaka Gas Co. Ltd.	57,412
1,997	Shikoku Electric Power Co., Inc.	23,786
13,466	Toho Gas Co. Ltd.	99,807
3,399	Tohoku Electric Power Co., Inc.	43,826
49,489	Tokyo Electric Power Co. Holdings, Inc.*	232,485
18,651	Tokyo Gas Co. Ltd.	75,324

		1,018,861

TOTAL INVESTMENTS – 99.2% (Cost $30,987,982)		$32,149,787

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		261,122

NET ASSETS – 100.0%		$32,410,909

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non Income Producing

Investment Abbreviations:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$30,987,982

Gross unrealized gain	1,737,803
Gross unrealized loss	(575,998)

Net unrealized gain	$1,161,805

Additional information regarding the Fund is available in the Fund’s most recent Prospectus. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 99.4%
Consumer Discretionary – 16.4%
7,265	Advance Auto Parts, Inc.	$ 1,117,648
9,661	Amazon.com, Inc.*	6,982,874
5,204	Aramark	173,241
3,646	AutoZone, Inc.*	2,778,981
51,874	Bed Bath & Beyond, Inc.*	2,321,361
55,524	Best Buy Co., Inc.	1,786,207
22,949	Carnival Corp.	1,095,585
1,448	Chipotle Mexican Grill, Inc.*	639,958
32,157	Coach, Inc.	1,267,629
48,334	Comcast Corp., Class A	3,059,542
15,873	Dollar General Corp.	1,426,983
6,893	Dollar Tree, Inc.*	624,092
25,201	DR Horton, Inc.	770,143
5,461	Expedia, Inc.	607,482
28,731	Foot Locker, Inc.	1,606,637
233,195	Ford Motor Co.	3,145,800
7,638	General Motors Co.	238,917
14,545	Genuine Parts Co.	1,409,701
64,534	Goodyear Tire & Rubber Co. (The)	1,805,016
25,471	Hanesbrands, Inc.	689,500
12,199	Hasbro, Inc.	1,064,851
14,111	Hilton Worldwide Holdings, Inc.	293,227
49,226	Home Depot, Inc. (The)	6,503,739
21,250	Interpublic Group of Cos., Inc. (The)	507,875
6,332	Johnson Controls, Inc.	279,558
50,232	Kohl’s Corp.	1,810,361
26,594	L Brands, Inc.	1,823,019
16,549	Lear Corp.	1,965,359
3,244	Lennar Corp., Class A	147,829
6,043	LKQ Corp.*	199,842
53,220	Lowe’s Cos., Inc.	4,264,519
35,123	Macy’s, Inc.	1,166,435
5,144	Marriott International, Inc., Class A	339,710
27,320	Mattel, Inc.	870,962
19,044	McDonald’s Corp.	2,324,511

Shares	Description	Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
25,084	Michael Kors Holdings Ltd.*	$ 1,071,588
3,232	Mohawk Industries, Inc.*	635,702
14,891	Netflix, Inc.*	1,527,370
29,907	Newell Rubbermaid, Inc.	1,426,265
59,605	NIKE, Inc., Class B	3,291,388
5,930	Norwegian Cruise Line Holdings Ltd.*	275,211
14,746	Omnicom Group, Inc.	1,228,784
9,081	O’Reilly Automotive, Inc.*	2,401,289
1,320	Priceline Group, Inc. (The)*	1,668,916
21,208	PVH Corp.	1,989,310
45,777	Ross Stores, Inc.	2,444,492
5,803	Royal Caribbean Cruises Ltd.	449,094
2,562	Signet Jewelers Ltd.	253,561
95,434	Sirius XM Holdings, Inc.*	383,645
143,155	Staples, Inc.	1,259,764
48,052	Starbucks Corp.	2,637,574
34,826	Target Corp.	2,395,332
9,076	Tiffany & Co.	562,349
10,824	Time Warner, Inc.	818,944
31,912	TJX Cos., Inc. (The)	2,429,141
16,576	Tractor Supply Co.	1,592,954
12,517	TripAdvisor, Inc.*	847,902
7,366	Twenty-First Century Fox, Inc., Class A	212,730
9,324	Ulta Salon Cosmetics & Fragrance, Inc.*	2,172,585
20,394	Under Armour, Inc., Class A*	769,466
24,499	VF Corp.	1,526,778
7,677	Viacom, Inc., Class B	340,628
31,771	Walt Disney Co. (The)	3,152,319
7,739	Wyndham Worldwide Corp.	521,531
14,983	Yum! Brands, Inc.	1,229,954

		98,625,660

Consumer Staples – 13.7%
56,231	Altria Group, Inc.	3,578,541
36,300	Archer-Daniels-Midland Co.	1,552,551

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Consumer Staples – (continued)
13,808	Brown-Forman Corp., Class B	$ 1,354,150
13,257	Bunge Ltd.	889,147
16,174	Campbell Soup Co.	979,659
16,542	Church & Dwight Co., Inc.	1,629,056
18,479	Clorox Co. (The)	2,375,291
83,465	Coca-Cola Co. (The)	3,722,539
10,423	Coca-Cola European Partners PLC	404,517
36,861	Colgate-Palmolive Co.	2,595,383
24,881	ConAgra Foods, Inc.	1,137,062
9,946	Constellation Brands, Inc., Class A	1,523,230
24,039	Costco Wholesale Corp.	3,576,282
47,373	CVS Health Corp.	4,569,126
24,396	Dr Pepper Snapple Group, Inc.	2,229,794
23,781	Estee Lauder Cos., Inc. (The), Class A	2,182,620
20,165	General Mills, Inc.	1,265,959
16,372	Hershey Co. (The)	1,520,140
21,762	Hormel Foods Corp.	748,830
9,432	JM Smucker Co. (The)	1,218,143
12,956	Kellogg Co.	963,538
15,581	Kimberly-Clark Corp.	1,979,410
14,776	Kraft Heinz Co. (The)	1,229,215
101,608	Kroger Co. (The)	3,633,502
11,859	McCormick & Co., Inc.	1,151,153
16,362	Mead Johnson Nutrition Co.	1,346,265
2,554	Molson Coors Brewing Co., Class B	253,306
31,108	Mondelez International, Inc., Class A	1,383,995
7,605	Monster Beverage Corp.*	1,140,750
45,353	PepsiCo, Inc.	4,588,363
42,975	Philip Morris International, Inc.	4,240,773
65,279	Procter & Gamble Co. (The)	5,290,210
31,213	Reynolds American, Inc.	1,551,286
137,474	Rite Aid Corp.*	1,058,550

Shares	Description	Value
Common Stocks – (continued)
Consumer Staples – (continued)
39,160	Sysco Corp.	$ 1,883,988
50,951	Tyson Foods, Inc., Class A	3,249,655
31,322	Walgreens Boots Alliance, Inc.	2,424,323
65,642	Wal-Mart Stores, Inc.	4,646,141
31,489	Whole Foods Market, Inc.	1,018,669

		82,085,112

Energy – 3.0%
4,379	Baker Hughes, Inc.	203,098
18,813	Chevron Corp.	1,900,113
93,186	Exxon Mobil Corp.	8,295,418
59,581	Marathon Petroleum Corp.	2,075,206
3,517	Occidental Petroleum Corp.	265,322
3,689	Phillips 66	296,448
7,385	Schlumberger Ltd.	563,476
27,087	Tesoro Corp.	2,114,953
46,553	Valero Energy Corp.	2,546,449

		18,260,483

Financials – 14.0%
12,769	Aflac, Inc.	886,935
743	Alleghany Corp.*	404,809
22,813	Allstate Corp. (The)	1,540,106
90,113	Ally Financial, Inc.*	1,616,627
21,971	American Express Co.	1,444,813
13,653	American International Group, Inc.	790,236
7,447	American Tower Corp. REIT	787,744
2,456	Ameriprise Financial, Inc.	249,702
84,369	Annaly Capital Management, Inc. REIT	892,624
8,471	Aon PLC	925,626
8,717	Arthur J Gallagher & Co.	421,293
5,474	AvalonBay Communities, Inc. REIT	984,663
203,436	Bank of America Corp.	3,008,818
10,305	Bank of New York Mellon Corp. (The)	433,428
13,023	BB&T Corp.	473,647

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
19,124	Berkshire Hathaway, Inc., Class B*	$ 2,687,687
1,419	BlackRock, Inc.	516,303
3,495	Boston Properties, Inc. REIT	439,077
24,903	Capital One Financial Corp.	1,823,896
29,631	CBRE Group, Inc., Class A*	884,485
10,022	Chubb Ltd.	1,268,885
13,971	Cincinnati Financial Corp.	965,396
29,626	CIT Group, Inc.	1,014,987
69,634	Citigroup, Inc.	3,242,855
5,613	Citizens Financial Group, Inc.	132,186
9,695	CME Group, Inc.	949,044
6,719	Crown Castle International Corp. REIT	610,152
9,098	Digital Realty Trust, Inc. REIT	868,404
5,898	Discover Financial Services	335,065
2,533	Equinix, Inc. REIT	916,946
29,080	Equity Residential REIT	2,012,627
3,335	Essex Property Trust, Inc. REIT	757,812
1,112	Everest Re Group Ltd.	199,170
10,611	Extra Space Storage, Inc. REIT	986,505
4,140	Federal Realty Investment Trust REIT	634,207
47,695	Fifth Third Bancorp	900,005
8,493	First Republic Bank	614,978
7,382	Franklin Resources, Inc.	275,718
34,572	General Growth Properties, Inc. REIT	928,950
24,896	Hartford Financial Services Group, Inc. (The)	1,124,552
48,516	Host Hotels & Resorts, Inc. REIT	747,146
2,688	Huntington Bancshares, Inc.	28,090
2,664	Intercontinental Exchange, Inc.	722,264
3,986	Invesco Ltd.	125,160
96,825	JPMorgan Chase & Co.	6,319,768

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
29,511	Kimco Realty Corp. REIT	$ 831,620
9,630	Lincoln National Corp.	441,535
11,928	Loews Corp.	482,845
2,806	M&T Bank Corp.	335,317
16,771	Macerich Co. (The) REIT	1,279,963
1,119	Markel Corp.*	1,066,407
23,628	Marsh & McLennan Cos., Inc.	1,561,102
22,840	MetLife, Inc.	1,040,362
3,613	Moody’s Corp.	356,386
43,882	Morgan Stanley	1,201,050
35,604	New York Community Bancorp, Inc.	560,407
3,320	Northern Trust Corp.	246,012
7,998	PNC Financial Services Group, Inc. (The)	717,741
4,358	Principal Financial Group, Inc.	194,192
31,757	Progressive Corp. (The)	1,057,508
24,616	Prologis, Inc. REIT	1,169,998
9,266	Prudential Financial, Inc.	734,330
8,047	Public Storage REIT	2,041,604
14,796	Realty Income Corp. REIT	889,092
75,542	Regions Financial Corp.	742,578
10,914	S&P Global, Inc.	1,220,294
14,819	Simon Property Group, Inc. REIT	2,928,827
3,134	SL Green Realty Corp. REIT	317,662
4,050	State Street Corp.	255,393
12,828	SunTrust Banks, Inc.	562,123
4,895	Synchrony Financial*	152,724
11,623	T Rowe Price Group, Inc.	895,668
4,624	TD Ameritrade Holding Corp.	151,066
17,901	Travelers Cos., Inc. (The)	2,043,220
25,388	UDR, Inc. REIT	914,730
8,203	Unum Group	302,855
19,846	US Bancorp	849,806
6,349	Ventas, Inc. REIT	421,129
21,764	VEREIT, Inc. REIT	208,717

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
5,062	Vornado Realty Trust REIT	$ 483,522
109,005	Wells Fargo & Co.	5,528,734
13,889	Welltower, Inc. REIT	957,091
21,764	Weyerhaeuser Co. REIT	685,566
3,051	Willis Towers Watson PLC	390,589

		84,113,156

Health Care – 14.9%
24,955	Abbott Laboratories	988,967
34,376	AbbVie, Inc.	2,163,282
25,903	Aetna, Inc.	2,932,997
20,922	Agilent Technologies, Inc.	960,111
8,466	Allergan PLC*	1,995,859
8,886	AmerisourceBergen Corp.	666,272
23,021	Amgen, Inc.	3,636,167
20,994	Anthem, Inc.	2,774,567
9,423	Baxalta, Inc.	426,202
11,055	Baxter International, Inc.	477,134
4,785	Becton Dickinson and Co.	796,463
7,786	Biogen, Inc.*	2,255,838
19,492	Boston Scientific Corp.*	442,663
39,108	Bristol-Myers Squibb Co.	2,804,044
19,409	Cardinal Health, Inc.	1,532,340
16,471	Celgene Corp.*	1,738,020
10,536	Centene Corp.*	656,920
11,393	Cerner Corp.*	633,565
10,569	Cigna Corp.	1,353,995
2,264	Cooper Cos., Inc. (The)	368,602
5,740	CR Bard, Inc.	1,257,290
9,064	DaVita HealthCare Partners, Inc.*	700,828
9,596	DENTSPLY SIRONA, Inc.	596,487
21,106	Edwards Lifesciences Corp.*	2,078,941
28,485	Eli Lilly & Co.	2,137,229
29,261	Express Scripts Holding Co.*	2,210,668
59,634	Gilead Sciences, Inc.	5,191,736
5,872	HCA Holdings, Inc.*	458,133
9,750	Henry Schein, Inc.*	1,693,867
7,892	Hologic, Inc.*	271,564

Shares	Description	Value
Common Stocks – (continued)
Health Care – (continued)
6,165	Humana, Inc.	$ 1,063,524
2,341	Illumina, Inc.*	339,047
928	Intuitive Surgical, Inc.*	589,011
875	Jazz Pharmaceuticals PLC*	132,615
74,335	Johnson & Johnson	8,376,811
7,680	Laboratory Corp. of America Holdings*	982,656
33,802	Mallinckrodt PLC*	2,141,695
3,523	McKesson Corp.	645,202
24,112	Medtronic PLC	1,940,534
61,971	Merck & Co., Inc.	3,486,488
6,455	Mettler-Toledo International, Inc.*	2,422,691
28,576	Mylan NV*	1,238,484
6,705	Perrigo Co. PLC	642,607
179,477	Pfizer, Inc.	6,227,852
7,722	Quest Diagnostics, Inc.	595,907
20,811	ResMed, Inc.	1,229,098
4,563	St Jude Medical, Inc.	357,557
11,271	Stryker Corp.	1,252,884
14,718	Thermo Fisher Scientific, Inc.	2,233,751
33,849	UnitedHealth Group, Inc.	4,524,596
2,789	Universal Health Services, Inc., Class B	376,124
5,005	Varian Medical Systems, Inc.*	414,364
6,272	Waters Corp.*	862,714
26,968	Zoetis, Inc.	1,278,823

		89,555,786

Industrials – 9.7%
19,493	3M Co.	3,281,062
3,702	Acuity Brands, Inc.	958,966
6,196	Alaska Air Group, Inc.	411,414
5,011	AMETEK, Inc.	239,626
10,485	Boeing Co. (The)	1,322,683
13,296	Caterpillar, Inc.	964,093
26,242	CH Robinson Worldwide, Inc.	1,967,625
12,521	Cintas Corp.	1,186,991

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
6,354	CSX Corp.	$ 167,936
2,735	Cummins, Inc.	313,075
19,401	Danaher Corp.	1,908,282
3,888	Deere & Co.	319,944
42,834	Delta Air Lines, Inc.	1,861,566
6,453	Dover Corp.	430,738
5,692	Eaton Corp. PLC	350,798
23,405	Emerson Electric Co.	1,217,528
10,850	Equifax, Inc.	1,364,171
5,618	Expeditors International of Washington, Inc.	272,754
36,015	Fastenal Co.	1,657,770
4,945	FedEx Corp.	815,777
7,983	Fortune Brands Home & Security, Inc.	468,363
6,245	General Dynamics Corp.	885,978
176,805	General Electric Co.	5,344,815
10,784	Honeywell International, Inc.	1,227,543
2,477	IHS, Inc., Class A*	304,498
7,576	Illinois Tool Works, Inc.	803,283
4,245	Ingersoll-Rand PLC	283,608
3,942	JB Hunt Transport Services, Inc.	326,082
20,617	L-3 Communications Holdings, Inc.	2,828,859
6,622	Lockheed Martin Corp.	1,564,315
16,199	Masco Corp.	528,735
11,371	Nielsen Holdings PLC	607,098
8,299	Northrop Grumman Corp.	1,764,948
3,132	PACCAR, Inc.	174,609
5,172	Parker-Hannifin Corp.	593,952
9,639	Raytheon Co.	1,249,889
34,138	Republic Services, Inc.	1,648,183
6,717	Rockwell Automation, Inc.	779,508
4,848	Rockwell Collins, Inc.	428,563
4,610	Roper Technologies, Inc.	788,679
4,607	Sensata Technologies Holding NV*	170,367
6,733	Snap-on, Inc.	1,089,534

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
21,086	Southwest Airlines Co.	$ 895,733
7,192	Stanley Black & Decker, Inc.	813,991
5,057	Stericycle, Inc.*	495,535
36,537	Textron, Inc.	1,390,598
2,157	TransDigm Group, Inc.*	568,456
8,514	Tyco International PLC	362,867
4,756	Union Pacific Corp.	400,408
48,259	United Continental Holdings, Inc.*	2,175,998
9,408	United Parcel Service, Inc., Class B	969,871
11,965	United Technologies Corp.	1,203,440
6,559	Verisk Analytics, Inc.*	520,719
9,741	Waste Connections US, Inc.	637,743
23,538	Waste Management, Inc.	1,434,641
7,138	WW Grainger, Inc.	1,629,962

		58,374,170

Information Technology – 19.4%
27,056	Accenture PLC, Class A	3,218,852
20,286	Activision Blizzard, Inc.	796,428
12,006	Adobe Systems, Inc.*	1,194,237
6,249	Akamai Technologies, Inc.*	341,070
2,596	Alliance Data Systems Corp.*	576,805
7,061	Alphabet, Inc., Class A*	5,287,630
7,006	Alphabet, Inc., Class C*	5,154,454
25,365	Amdocs Ltd.	1,470,916
8,499	Amphenol Corp., Class A	499,061
2,253	Analog Devices, Inc.	131,800
7,837	ANSYS, Inc.*	698,277
149,485	Apple, Inc.	14,927,572
6,714	Applied Materials, Inc.	163,956
10,484	Autodesk, Inc.*	610,903
8,728	Automatic Data Processing, Inc.	766,668
16,476	CA, Inc.	532,504
9,076	CDK Global, Inc.	501,903
102,486	Cisco Systems, Inc.	2,977,218
18,201	Citrix Systems, Inc.*	1,545,629

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Information Technology – (continued)
14,651	Cognizant Technology Solutions Corp., Class A*	$ 900,157
17,779	Corning, Inc.	371,403
84,873	eBay, Inc.*	2,075,994
27,565	Electronic Arts, Inc.*	2,115,614
60,436	EMC Corp.	1,689,186
48,993	Facebook, Inc., Class A*	5,820,858
15,731	Fidelity National Information Services, Inc.	1,168,341
18,802	Fiserv, Inc.*	1,980,415
935	FleetCor Technologies, Inc.*	139,212
8,601	Global Payments, Inc.	668,212
6,195	Harris Corp.	487,980
24,044	Hewlett Packard Enterprise Co.	444,093
158,853	HP, Inc.	2,125,453
141,232	Intel Corp.	4,461,519
26,786	International Business Machines Corp.	4,118,080
24,475	Intuit, Inc.	2,610,504
15,303	Juniper Networks, Inc.	358,243
4,168	KLA-Tencor Corp.	303,972
9,262	Lam Research Corp.	766,986
30,729	Linear Technology Corp.	1,454,096
1,982	LinkedIn Corp., Class A*	270,543
20,738	MasterCard, Inc., Class A	1,988,774
8,725	Maxim Integrated Products, Inc.	331,201
2,770	Microchip Technology, Inc.	143,154
30,212	Micron Technology, Inc.*	384,297
210,437	Microsoft Corp.	11,153,161
9,672	Motorola Solutions, Inc.	669,979
33,477	NetApp, Inc.	854,668
15,615	NVIDIA Corp.	729,533
74,434	Oracle Corp.	2,992,247
5,856	Palo Alto Networks, Inc.*	763,974
23,930	Paychex, Inc.	1,297,485
20,033	PayPal Holdings, Inc.*	757,047
20,929	QUALCOMM, Inc.	1,149,421

Shares	Description	Value
Common Stocks – (continued)
Information Technology – (continued)
10,735	Red Hat, Inc.*	$ 831,533
13,030	salesforce.com, Inc.*	1,090,741
25,848	Seagate Technology PLC	583,131
3,303	ServiceNow, Inc.*	236,594
14,498	Skyworks Solutions, Inc.	967,886
30,255	Symantec Corp.	525,227
42,516	Texas Instruments, Inc.	2,576,470
14,973	Total System Services, Inc.	804,050
9,778	Vantiv, Inc., Class A*	525,763
8,147	VeriSign, Inc.*	696,243
30,472	Visa, Inc., Class A	2,405,460
35,136	Western Digital Corp.	1,635,229
49,327	Western Union Co. (The)	959,410
333,378	Xerox Corp.	3,323,779
4,763	Xilinx, Inc.	225,719
4,614	Yahoo!, Inc.*	175,055

		116,503,975

Materials – 2.2%
1,939	Air Products & Chemicals, Inc.	276,579
3,352	Ashland, Inc.	379,983
2,951	Ball Corp.	213,357
3,227	Dow Chemical Co. (The)	165,739
11,200	Eastman Chemical Co.	821,632
5,163	Ecolab, Inc.	605,310
7,019	EI du Pont de Nemours & Co.	459,113
2,019	Ingevity Corp.*	58,834
4,819	International Flavors & Fragrances, Inc.	621,651
5,023	International Paper Co.	211,770
2,767	LyondellBasell Industries NV, Class A	225,123
1,428	Martin Marietta Materials, Inc.	269,949
8,743	Monsanto Co.	983,325
33,702	Mosaic Co. (The)	850,301
11,387	Newmont Mining Corp.	369,053
29,374	Nucor Corp.	1,424,933

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Materials – (continued)
5,578	PPG Industries, Inc.	$ 600,639
4,446	Praxair, Inc.	488,437
10,293	Sealed Air Corp.	478,007
8,169	Sherwin-Williams Co. (The)	2,377,914
5,484	Vulcan Materials Co.	640,257
12,146	WestRock Co.	481,103

		13,003,009

Telecommunication Services – 2.4%
138,235	AT&T, Inc.	5,411,900
78,056	CenturyLink, Inc.	2,116,879
3,682	Level 3 Communications, Inc.*	198,644
4,225	SBA Communications Corp., Class A*	419,965
17,273	T-Mobile US, Inc.*	738,593
109,065	Verizon Communications, Inc.	5,551,409

		14,437,390

Utilities – 3.7%
18,480	Alliant Energy Corp.	684,684
14,104	Ameren Corp.	698,853
13,827	American Electric Power Co., Inc.	895,022
10,435	American Water Works Co., Inc.	773,233
7,622	CenterPoint Energy, Inc.	171,724
20,122	CMS Energy Corp.	841,502
13,145	Consolidated Edison, Inc.	963,003
10,126	Dominion Resources, Inc.	731,604
6,847	DTE Energy Co.	620,886
11,296	Duke Energy Corp.	883,686
10,110	Edison International	724,179
15,353	Entergy Corp.	1,165,600
13,526	Eversource Energy	747,176
8,895	Exelon Corp.	304,832
87,650	FirstEnergy Corp.	2,875,797
15,845	NextEra Energy, Inc.	1,903,301
15,642	PG&E Corp.	939,771

Shares	Description	Value
Common Stocks – (continued)
Utilities – (continued)
10,004	Pinnacle West Capital Corp.	$ 736,194
21,700	PPL Corp.	836,318
10,541	Public Service Enterprise Group, Inc.	471,710
11,043	SCANA Corp.	772,016
3,357	Sempra Energy	359,602
24,496	Southern Co. (The)	1,211,082
13,810	WEC Energy Group, Inc.	830,533
21,270	Xcel Energy, Inc.	879,940

		22,022,248

TOTAL INVESTMENTS – 99.4% (Cost $579,104,758)		$596,980,989

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		3,399,796

NET ASSETS – 100.0%		$600,380,785

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non Income Producing

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$579,104,758

Gross unrealized gain	28,165,654
Gross unrealized loss	(10,289,423)

Net unrealized gain	$17,876,231

Additional information regarding the Fund is available in the Fund’s most recent Prospectus. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Exchange Traded Funds — Investments in exchange-traded funds (“ETFs”) are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an ETF’s accounting policies and investment holdings, please see the ETF’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies. At May 31, 2016 the Funds did not hold Level 3 securities.

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and classified in the fair value hierarchy as of May 31, 2016:

EMERGING MARKETS EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$48,802,131	$2,896,034	$—
Asia	448,210,889	17,517,472	—
Europe	16,375,129	—	—
North America	91,762,268	—	—
South America	43,198,871	14,058,906	—
Total	$648,349,288	$34,472,412	$—

EUROPE EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$122,246	$—	$—
Europe	33,918,783	234,745	—
North America	278,676	—	—
Oceania	7,475	—	—
Total	$34,327,180	$234,745	$—

INTERNATIONAL EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$344,473	$—	$—
Asia	39,084,319	—	—
Europe	90,176,863	780,248	—
North America	14,639,227	—	—
Oceania	9,450,767	—	—
Total	$153,695,649	$780,248	$—

JAPAN EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$32,149,787	$—	$—
Total	$32,149,787	$—	$—

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$596,980,989	$—	$—
Total	$596,980,989	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of risk.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — The Funds that invest in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Index Risk — GSAM (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing each Index, but it does not guarantee the accuracy or availability of such third party data. Each Index is new and has a limited performance history. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Schedule of Investments (continued)

May 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs ETF Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date July 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date July 27, 2016

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date July 27, 2016

*	Print the name and title of each signing officer under his or her signature.